Vanguard® Long-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/2047	70	72
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/2052	20	20
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2039	25	27
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	100	109
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	125	135
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	10	11
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	35	35
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	70	73
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	125	121
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2048	20	20
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	25	22
[2]	Gadsden AL GO	5.000%	10/1/2055	80	82
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	20	19
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	25	27
	Jefferson County AL Sewer Revenue	5.000%	10/1/2037	70	75
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	55	59
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	135	144
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	15	16
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	180	190
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	215	222
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	220	228
	University of Alabama College & University Revenue	3.500%	7/1/2042	140	125
	University of South Alabama College & University Revenue	5.000%	11/1/2051	80	81
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	10	9
					1,944
Alaska (0.0%)
	Anchorage AK Solid Waste Services Resource Recovery Revenue	5.250%	11/1/2062	50	51
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	75	84
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	25	23
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2050	50	51
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2054	25	26
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2054	50	51
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2036	55	62
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2045	60	64
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2046	60	63
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	10	8
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	10	10
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	60	60
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	10	8
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	25	19
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	15	12
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	50	37
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.250%	7/1/2056	50	51
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2065	30	30
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	5	5
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2047	35	34
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2037	120	135
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	15	15
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	35	33
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	75	72
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	95	97
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	260	269
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	100	102
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.250%	7/1/2047	45	48
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2049	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	110	112
	Queen Creek AZ COP	5.250%	10/1/2056	75	78
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2037	5	6
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2039	65	71
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	20	22
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	200	215
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	135	139
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	170	178
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2038	15	15
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	40	39
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	50	53
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	5	5
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	150	159
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	125	130
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	155	159
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	250	261
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	235	247
					3,387
Arkansas (0.3%)
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	90	87
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	135	95
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	150	109
[3]	Fayetteville School District No. 1 GO	4.500%	6/1/2056	50	48
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	105	99
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	100	91
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	50	46
	Springdale School District No. 50 GO	3.000%	6/1/2047	105	78
	Springdale School District No. 50 GO	3.000%	6/1/2051	55	39
	University of Arkansas College & University Revenue	5.000%	12/1/2045	125	129
	University of Arkansas College & University Revenue	5.000%	4/1/2052	175	179
[3]	University of Arkansas College & University Revenue	5.000%	11/1/2056	10	10
					1,010
California (16.3%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	45	14
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	150	41
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	100	59
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	65	38
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	100	58
[1,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	150	87
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	70	70
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	55	54
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	15	15
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	17
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	40	38
[4]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	60	46
	Anaheim Union High School District GO	4.500%	8/1/2050	140	141
	Anaheim Union High School District GO	4.625%	8/1/2052	20	20
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	45	52
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	85	83
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	15	17
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	145	157
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	125	143
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	50	54
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	10	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	170	161
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	165	188
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	20	21
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	75	82
Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	25	27
Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	50	47
Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	55	39
Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	280	180
Burbank Unified School District GO	5.000%	8/1/2054	30	31
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	10	10
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	70	74
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	65	68
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	150	173
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	35	40
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	125	143
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	60	68
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	25	25
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	205	229
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	155	99
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	95	105
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	55	54
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	325	340
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	105	111
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	35	37
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	20	21
California GO	4.000%	8/1/2036	35	36
California GO	5.000%	8/1/2036	95	106
California GO	5.000%	8/1/2036	90	102
California GO	4.000%	9/1/2036	15	15
California GO	5.000%	9/1/2036	125	137
California GO	5.000%	9/1/2036	105	116
California GO	5.000%	9/1/2036	60	67
California GO	4.000%	10/1/2036	35	36
California GO	5.000%	10/1/2036	105	115
California GO	2.000%	11/1/2036	20	16
California GO	4.000%	11/1/2036	25	26
California GO	5.000%	11/1/2036	55	59
California GO	5.000%	12/1/2036	65	70
California GO	5.000%	3/1/2037	155	174
California GO	5.000%	8/1/2037	70	78
California GO	5.000%	8/1/2037	185	207
California GO	4.000%	9/1/2037	50	50
California GO	5.000%	9/1/2037	55	55
California GO	5.000%	9/1/2037	120	132
California GO	5.000%	9/1/2037	50	55
California GO	4.000%	10/1/2037	40	41
California GO	5.000%	10/1/2037	70	75
California GO	4.000%	11/1/2037	25	25
California GO	4.000%	3/1/2038	65	66
California GO	5.000%	3/1/2038	175	194
California GO	4.000%	8/1/2038	45	45
California GO	5.000%	9/1/2038	10	11
California GO	4.000%	11/1/2038	45	45
California GO	5.000%	8/1/2039	100	109
California GO	5.000%	9/1/2039	5	5
California GO	5.000%	9/1/2039	35	38
California GO	5.000%	9/1/2039	50	54
California GO	5.000%	10/1/2039	85	91
California GO	5.000%	10/1/2039	15	17
California GO	5.000%	10/1/2040	80	88
California GO	5.000%	8/1/2041	125	137
California GO	5.000%	9/1/2041	215	228
California GO	4.000%	10/1/2041	85	84
California GO	3.000%	11/1/2041	35	30
California GO	5.000%	11/1/2041	50	54
California GO	4.000%	4/1/2042	55	54
California GO	5.000%	4/1/2042	165	175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/2042	365	398
California GO	5.000%	9/1/2042	50	53
California GO	5.000%	10/1/2042	175	187
California GO	5.000%	10/1/2042	35	38
California GO	5.000%	11/1/2042	80	86
California GO	5.000%	8/1/2043	15	16
California GO	4.000%	9/1/2043	235	231
California GO	5.000%	9/1/2043	20	21
California GO	5.000%	9/1/2043	80	86
California GO	5.000%	10/1/2043	25	27
California GO	2.250%	11/1/2043	100	71
California GO	5.000%	3/1/2044	55	59
California GO	5.000%	8/1/2044	70	76
California GO	5.250%	8/1/2044	50	55
California GO	5.000%	9/1/2044	25	27
California GO	4.000%	10/1/2044	50	48
California GO	5.000%	10/1/2044	55	60
California GO	5.000%	3/1/2045	165	177
California GO	5.000%	8/1/2045	60	65
California GO	5.000%	8/1/2045	95	102
California GO	5.000%	9/1/2045	45	45
California GO	5.000%	10/1/2045	70	74
California GO	5.000%	10/1/2045	45	49
California GO	5.250%	10/1/2045	30	32
California GO	5.000%	11/1/2045	100	107
California GO	4.000%	3/1/2046	50	48
California GO	4.000%	8/1/2046	50	48
California GO	2.375%	10/1/2046	45	31
California GO	5.000%	4/1/2047	10	10
California GO	4.000%	9/1/2047	20	19
California GO	3.625%	10/1/2047	25	22
California GO	5.000%	10/1/2047	95	102
California GO	4.000%	11/1/2047	5	5
California GO	5.000%	11/1/2047	135	137
California GO	5.000%	9/1/2048	70	74
California GO	5.000%	10/1/2048	85	91
California GO	4.125%	3/1/2049	50	49
California GO	5.000%	3/1/2049	210	222
California GO	4.000%	4/1/2049	50	48
California GO	5.000%	8/1/2049	45	47
California GO	3.000%	10/1/2049	110	84
California GO	5.000%	10/1/2049	30	31
California GO	2.500%	12/1/2049	95	63
California GO	3.000%	12/1/2049	15	12
California GO	2.500%	3/1/2050	20	13
California GO	3.000%	3/1/2050	50	38
California GO	4.000%	3/1/2050	15	14
California GO	5.000%	8/1/2050	490	517
California GO	4.000%	10/1/2050	100	95
California GO	5.250%	10/1/2050	35	37
California GO	3.000%	11/1/2050	45	34
California GO	5.000%	11/1/2050	100	105
California GO	2.375%	10/1/2051	110	68
California GO	4.125%	10/1/2051	20	19
California GO	5.250%	10/1/2051	150	162
California GO	3.000%	4/1/2052	215	161
California GO	4.000%	9/1/2052	10	9
California GO	5.000%	9/1/2052	20	21
California GO	5.000%	9/1/2053	45	47
California GO	5.250%	9/1/2053	160	169
California GO	5.250%	8/1/2054	70	74
California GO	5.000%	3/1/2055	190	199
California GO	5.250%	8/1/2055	245	262
California GO	5.000%	11/1/2055	100	105
California GO	5.000%	10/1/2056	190	200
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	60	61
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	100	104
California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	65	63
California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	100	105
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	40	41
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	10	10
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	75	75
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	80	80
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	100	100
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	55	55
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	100	100
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	45	45
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	60	59
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	35	36
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	50	51
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	40	37
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	25	22
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	150	158
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	50	53
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	25	25
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	50	53
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	100	31
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	65	70
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	95	104
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	65	71
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	90	96
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	40	43
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	180	187
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	45	51
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	120	134
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	105	116
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2040	265	290
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	60	67
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	5	6
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	55	60
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	35	39
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	10	11
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	50	56
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	205	223
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	10	11
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	100	107
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	150	155
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	70	75
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	50	48
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	75	80
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	15	16
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	155	162
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	110	115
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	25	27
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	80	76
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	100	104
	California State University College & University Revenue	5.000%	11/1/2036	25	25
	California State University College & University Revenue	5.000%	11/1/2037	10	11
	California State University College & University Revenue	5.000%	11/1/2037	80	91
	California State University College & University Revenue	5.000%	11/1/2041	20	22
	California State University College & University Revenue	5.000%	11/1/2044	165	179
	California State University College & University Revenue	5.000%	11/1/2044	50	55
	California State University College & University Revenue	4.000%	11/1/2045	50	47
	California State University College & University Revenue	5.000%	11/1/2045	180	196
	California State University College & University Revenue	5.500%	11/1/2045	105	116
	California State University College & University Revenue	5.000%	11/1/2046	10	11
	California State University College & University Revenue	5.500%	11/1/2046	55	61
	California State University College & University Revenue	5.250%	11/1/2048	125	133
	California State University College & University Revenue	4.000%	11/1/2049	70	66
	California State University College & University Revenue	5.500%	11/1/2049	5	5
	California State University College & University Revenue	5.250%	11/1/2050	110	118
	California State University College & University Revenue	5.000%	11/1/2051	90	95
	California State University College & University Revenue	5.250%	11/1/2053	15	16
	California State University College & University Revenue	5.500%	11/1/2055	50	54
	California State University College & University Revenue	4.625%	11/1/2056	50	50
	California State University College & University Revenue	5.250%	11/1/2056	100	106
	California State University College & University Revenue	5.000%	11/1/2057	165	172
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2047	20	20
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	140	128
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	50	50
	Chabot-Las Positas Community College District GO	5.000%	8/1/2044	10	11
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	60	57
	Chabot-Las Positas Community College District GO	5.000%	8/1/2047	60	64
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	50	45
	Chino Valley Unified School District GO	4.000%	8/1/2045	40	38
	Chino Valley Unified School District GO	5.000%	8/1/2055	60	61
	Chino Valley Unified School District GO	5.000%	8/1/2055	50	52
	Citrus Community College District GO	5.000%	8/1/2049	15	16
	Clovis Unified School District GO	4.000%	8/1/2048	75	71
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	110	53
	Coast Community College District GO	0.000%	8/1/2041	10	5
	Coast Community College District GO	0.000%	8/1/2042	90	45
	Coast Community College District GO	0.000%	8/1/2043	20	9
[2]	Colton Joint Unified School District GO	5.000%	8/1/2055	5	5
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	15	9
	Desert Community College District GO	4.000%	8/1/2039	50	49
	Desert Community College District GO	4.000%	8/1/2051	140	130
	Desert Community College District GO	4.000%	8/1/2051	25	23
	Desert Community College District GO	5.000%	8/1/2051	85	89
	Desert Sands Unified School District GO	4.000%	8/1/2050	100	94
	Downey Unified School District GO	4.000%	8/1/2048	100	95
	Downey Unified School District GO	4.000%	8/1/2052	15	14
	Downey Unified School District GO	4.000%	8/1/2057	100	91
	Dublin Unified School District GO	4.250%	8/1/2053	45	43
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	20	23
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	55	63
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	150	171
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	40	45
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	50	51
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	25	26
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	5	5
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	50	53
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	15	16
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	45	47
	El Camino Community College District Foundation GO	0.000%	8/1/2038	50	32
[1]	El Monte Union High School District GO	0.000%	6/1/2042	10	5
	Elk Grove Unified School District GO	4.000%	8/1/2048	30	28
	Elk Grove Unified School District GO	4.500%	8/1/2053	10	10
	Elk Grove Unified School District GO	4.500%	8/1/2055	20	20
	Escondido Union High School District GO	0.000%	8/1/2051	40	13
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	40	38
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	125	129
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	10	7
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	100	117
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	180	166
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	115	100
	Fremont Union High School District GO	4.000%	8/1/2046	35	34
	Fresno Unified School District GO	4.000%	8/1/2041	110	104
	Fresno Unified School District GO	4.000%	8/1/2046	50	46
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	90	83
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	35	36
	Glendale Community College District GO	4.000%	8/1/2050	105	99
	Glendale Community College District GO	4.125%	8/1/2050	100	96
	Glendale Community College District GO	5.000%	8/1/2055	150	156
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	25	24
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	50	48
[2]	Hayward Unified School District GO	4.000%	8/1/2043	40	39
[1]	Hayward Unified School District GO	4.000%	8/1/2050	25	23
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	25	25
[2]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	25	22
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	15	16
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	15	15
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	80	76
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	50	52
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	90	81
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	5	5
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	10	10

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Beach Unified School District GO	4.000%	8/1/2050	55	52
Long Beach Unified School District GO	4.000%	8/1/2052	50	47
Long Beach Unified School District GO	4.000%	8/1/2053	25	23
Long Beach Unified School District GO	4.375%	8/1/2053	10	10
Long Beach Unified School District GO	4.500%	8/1/2055	50	50
Long Beach Unified School District GO	4.500%	8/1/2057	15	15
Los Angeles CA Unified School District GO	4.000%	7/1/2036	5	5
Los Angeles CA Unified School District GO	4.000%	7/1/2038	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/2038	45	49
Los Angeles CA Unified School District GO	5.000%	7/1/2038	10	11
Los Angeles CA Unified School District GO	4.000%	7/1/2039	30	30
Los Angeles CA Unified School District GO	4.000%	7/1/2039	70	70
Los Angeles CA Unified School District GO	5.000%	7/1/2039	65	71
Los Angeles CA Unified School District GO	5.000%	7/1/2040	100	109
Los Angeles CA Unified School District GO	5.000%	7/1/2041	65	71
Los Angeles CA Unified School District GO	5.000%	7/1/2042	125	135
Los Angeles CA Unified School District GO	5.250%	7/1/2042	150	154
Los Angeles CA Unified School District GO	5.250%	7/1/2042	65	71
Los Angeles CA Unified School District GO	5.250%	7/1/2042	45	46
Los Angeles CA Unified School District GO	5.000%	7/1/2043	100	107
Los Angeles CA Unified School District GO	5.000%	7/1/2043	95	102
Los Angeles CA Unified School District GO	4.000%	7/1/2044	175	170
Los Angeles CA Unified School District GO	4.000%	7/1/2044	50	49
Los Angeles CA Unified School District GO	5.000%	7/1/2045	90	96
Los Angeles CA Unified School District GO	5.000%	7/1/2045	10	11
Los Angeles CA Unified School District GO	5.250%	7/1/2047	120	127
Los Angeles CA Unified School District GO	5.000%	7/1/2048	15	16
Los Angeles CA Unified School District GO	5.250%	7/1/2048	170	181
Los Angeles CA Unified School District GO	4.000%	7/1/2049	75	69
Los Angeles CA Unified School District GO	5.000%	7/1/2049	100	105
Los Angeles CA Unified School District GO	5.250%	7/1/2049	100	107
Los Angeles CA Unified School District GO	4.250%	7/1/2050	20	19
Los Angeles CA Unified School District GO	5.000%	7/1/2050	45	47
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	200	224
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	10	11
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	15	16
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	85	86
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	30	30
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	105	96
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	115	120
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	130	138
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	50	53
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	80	73
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	45	46
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	100	101
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	30	33
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	30	32
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	90	88
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	20	19
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	65	71
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	80	86
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	50	48
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	80	86
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	100	106
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	20	15
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	100	107
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	5	5
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	20	21
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	23	25
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	195	207
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	40	45
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	70	73
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	35	35
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	60	63
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	25	27
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	195	203
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	40	38
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	125	119

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	70	72
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	45	47
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	230	244
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	100	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	75	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	35	37
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	85	91
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	25	27
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	130	136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	80
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	160	166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	145	155
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	335	336
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	55	57
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	115	120
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	90
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	75	78
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	150	155
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	60	63
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	40	42
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	40	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	40	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	160	161
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	150	154
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	70	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	100	103
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	135	136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	35	36
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	100	102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	115	116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	150	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	50	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	80	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	40	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	190	192
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	120	124
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	95	99
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5	5
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5	5
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	104
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	107
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	85	88
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	25	26
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	65	69
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	105	108
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	130	134
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	115	120
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	85	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	255	259
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	35	36
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	125	125
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	45	46
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	20	18
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	95	97
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	50	51
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	45	46
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	40	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	85	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	35	35
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	5	5
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2055	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	100	108
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	10	11
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	50	52
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	120	126
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	60	61
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	130	138
	Modesto High School District GO	5.250%	8/1/2050	40	43
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	20	21
	Montebello Unified School District GO	4.000%	8/1/2046	90	85
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2051	100	107
	Mount San Antonio Community College District GO	0.000%	8/1/2045	100	40
	Mount San Antonio Community College District GO	0.000%	8/1/2046	225	84
	Mount San Antonio Community College District GO	2.250%	8/1/2046	15	10
	Mount San Antonio Community College District GO	4.000%	8/1/2049	40	37
	Mount San Antonio Community College District GO	4.000%	8/1/2049	10	9
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	40	36
	Mt San Antonio Community College District GO	5.250%	8/1/2055	100	106
[3]	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2036	50	56
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	60	58
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	30	34
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	80	48
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	45	42
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	100	105
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2051	95	99
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2056	80	83
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	70	68
	Oxnard Union High School District GO	4.000%	8/1/2047	5	5
	Palo Alto Unified School District GO	3.250%	8/1/2042	50	44
	Pasadena Unified School District GO	5.250%	8/1/2050	165	177
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	40	41
	Peralta Community College District GO	5.000%	8/1/2050	100	104
	Peralta Community College District GO	5.500%	8/1/2052	50	53
	Perris CA Union High School District GO	3.000%	9/1/2045	25	19
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	80	74
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	90	47
	Pomona Unified School District GO	5.000%	8/1/2055	65	67
	Poway Unified School District GO	0.000%	8/1/2046	55	22
	Poway Unified School District GO	0.000%	8/1/2051	75	23
[1]	Rialto Unified School District GO	0.000%	8/1/2036	30	20
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	25	11
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	50	49
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	115	122
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	55	57
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	55	9
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	30	5
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	35	5
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	35	5
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	20	3
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	30	4
	Riverside Community College District GO	4.000%	8/1/2054	25	23
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	50	50
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	113	106
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	5	5
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	40	31
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	15	15
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	25	25
	Riverside Unified School District GO	4.000%	8/1/2042	200	191
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2047	25	25
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2049	50	45
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	50	51
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2053	15	15
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	15	13
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2054	60	60
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2054	20	21
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	100	104
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	5	5
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	70	72
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	65	68
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	65	59
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	50	52
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	25	24
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	140	144
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	85	89
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	120	126
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	15	17
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	120	98
	San Bernardino Community College District GO	4.125%	8/1/2049	50	48
	San Bernardino Community College District GO	4.125%	8/1/2049	10	10
	San Bernardino Community College District GO	0.000%	8/1/2050	50	15
	San Diego CA Unified School District GO	0.000%	7/1/2037	45	30
	San Diego CA Unified School District GO	0.000%	7/1/2038	90	58
	San Diego CA Unified School District GO	0.000%	7/1/2040	15	9
	San Diego CA Unified School District GO	0.000%	7/1/2042	25	13
	San Diego CA Unified School District GO	5.000%	7/1/2042	10	12
	San Diego CA Unified School District GO	5.000%	7/1/2043	10	11
	San Diego CA Unified School District GO	5.000%	7/1/2043	50	57
	San Diego CA Unified School District GO	5.000%	7/1/2044	50	57
	San Diego CA Unified School District GO	0.000%	7/1/2045	50	22
	San Diego CA Unified School District GO	2.000%	7/1/2045	40	26
	San Diego CA Unified School District GO	4.000%	7/1/2045	20	20
	San Diego CA Unified School District GO	4.000%	7/1/2046	115	111
	San Diego CA Unified School District GO	5.000%	7/1/2046	50	54
	San Diego CA Unified School District GO	5.000%	7/1/2046	5	5
	San Diego CA Unified School District GO	4.000%	7/1/2047	115	110
	San Diego CA Unified School District GO	5.000%	7/1/2047	100	107
	San Diego CA Unified School District GO	3.250%	7/1/2048	60	48
	San Diego CA Unified School District GO	5.000%	7/1/2048	145	152
	San Diego CA Unified School District GO	0.000%	7/1/2049	25	9
	San Diego CA Unified School District GO	4.000%	7/1/2049	60	56
	San Diego CA Unified School District GO	5.000%	7/1/2049	10	11
	San Diego CA Unified School District GO	3.000%	7/1/2050	50	37
	San Diego CA Unified School District GO	4.000%	7/1/2050	25	24
	San Diego CA Unified School District GO	4.000%	7/1/2050	5	5
	San Diego CA Unified School District GO	4.125%	7/1/2050	40	39
	San Diego CA Unified School District GO	5.000%	7/1/2050	180	190
	San Diego CA Unified School District GO	4.250%	7/1/2052	40	39
	San Diego CA Unified School District GO	4.000%	7/1/2053	80	75
	San Diego CA Unified School District GO	4.000%	7/1/2053	120	112
	San Diego CA Unified School District GO	4.000%	7/1/2054	125	116
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	35	37
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	50	52
	San Diego Community College District GO	5.000%	8/1/2042	5	6
	San Diego Community College District GO	5.000%	8/1/2044	50	54
	San Diego Community College District GO	5.000%	8/1/2045	200	217
	San Diego Community College District GO	4.000%	8/1/2050	150	142
	San Diego Community College District GO	5.000%	8/1/2055	100	105
	San Diego County CA COP	5.000%	10/1/2053	100	104
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	35	35
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	30	31
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	50	51
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	85	88

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	235	237
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	20	18
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	30	31
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	185	168
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	15	15
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	35	36
San Diego County Water Authority Water Revenue	4.000%	5/1/2037	50	51
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	25	26
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	50	53
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	40	30
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	120	127
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	100	93
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	65	68
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	50	53
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	50	52
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	5	5
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	30	31
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	75	69
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	90	94
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	15	16
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	45	45
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	65	74
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	75	67
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	25	28
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	10	7
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	5	6
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	30	33
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	50	55
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	185	179
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	65	71
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	15	14
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	65	71
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	20	19
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	35	35
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	50	53
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	80	59
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	140	135
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	125	120
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	25	25
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	45	52
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	60	64
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	75	71
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	50	52
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	5	5
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	20	21
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	280	292
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	50	53
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	80	84
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10	10
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	50	53
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2046	50	54
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	10	10
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	105	111
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2051	55	57
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	65	60
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	15	15
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	20	21
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2056	100	104
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	90	89
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	30	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	50	53
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	35	37
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	40	38
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2049	100	96
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	110	115
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	70	67
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	155	161
	San Francisco Community College District GO	4.000%	6/15/2045	80	77
[2]	San Francisco Community College District GO	5.250%	6/15/2049	50	53
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	50	47
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	50	44
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	50	47
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	50	44
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	65	64
	San Juan Unified School District GO	4.000%	8/1/2046	15	15
	San Juan Unified School District GO	4.000%	8/1/2049	20	19
	San Marcos Unified School District GO	0.000%	8/1/2047	40	15
	San Marcos Unified School District GO	5.250%	8/1/2050	145	155
	San Marcos Unified School District GO	0.000%	8/1/2051	65	21
	San Marcos Unified School District GO	5.250%	8/1/2055	25	26
	San Mateo CA Foster City School District GO	4.000%	8/1/2048	65	63
[4]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	10	11
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	25	24
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	50	46
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	10	11
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	160	87
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	25	24
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	135	106
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	20	15
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2053	50	46
	Santa Clara Unified School District GO	3.500%	7/1/2042	40	36
	Santa Monica Community College District GO	4.000%	8/1/2047	20	19
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	80	84
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	65	74
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	20	21
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	20	21
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	25	26
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	40	41
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2051	65	67
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	50	54
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	25	27
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2047	100	104
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2050	125	128
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	75	79
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	45	46
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	110	114
	Southwestern Community College District GO	4.000%	8/1/2047	25	24
	State Center Community College District GO	5.000%	8/1/2047	50	53
[2]	Stockton Unified School District GO	5.000%	8/1/2049	45	47
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	65	60
	Sweetwater Union High School District GO	4.000%	8/1/2042	35	33
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	150	74
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	40	17
	University of California College & University Revenue	5.000%	11/15/2036	80	91
	University of California College & University Revenue	5.000%	5/15/2037	160	175
	University of California College & University Revenue	5.000%	5/15/2037	45	50
	University of California College & University Revenue	5.000%	5/15/2037	50	56
	University of California College & University Revenue	5.000%	11/15/2037	100	112
	University of California College & University Revenue	5.000%	11/15/2037	30	34
	University of California College & University Revenue	5.000%	5/15/2038	45	48
	University of California College & University Revenue	5.000%	5/15/2038	25	27
	University of California College & University Revenue	5.250%	5/15/2038	245	284
	University of California College & University Revenue	5.000%	11/15/2038	65	72
	University of California College & University Revenue	5.000%	5/15/2039	205	223
	University of California College & University Revenue	5.250%	5/15/2039	125	145
	University of California College & University Revenue	5.000%	11/15/2039	100	113
	University of California College & University Revenue	5.250%	11/15/2039	200	225
	University of California College & University Revenue	4.000%	5/15/2040	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2040	90	97
	University of California College & University Revenue	5.000%	5/15/2040	15	16
	University of California College & University Revenue	5.000%	5/15/2040	260	283
	University of California College & University Revenue	5.000%	5/15/2040	90	98
	University of California College & University Revenue	5.000%	5/15/2040	170	186
	University of California College & University Revenue	5.250%	5/15/2040	20	22
	University of California College & University Revenue	5.250%	5/15/2040	80	93
	University of California College & University Revenue	5.250%	5/15/2040	100	116
	University of California College & University Revenue	5.500%	5/15/2040	185	210
	University of California College & University Revenue	5.000%	11/15/2040	175	192
	University of California College & University Revenue	5.000%	11/15/2040	75	82
	University of California College & University Revenue	5.000%	5/15/2041	5	5
	University of California College & University Revenue	5.000%	11/15/2041	80	87
	University of California College & University Revenue	5.250%	11/15/2041	200	223
	University of California College & University Revenue	5.000%	5/15/2042	80	86
	University of California College & University Revenue	5.000%	5/15/2042	80	86
	University of California College & University Revenue	5.000%	11/15/2042	50	54
	University of California College & University Revenue	5.000%	11/15/2042	60	65
	University of California College & University Revenue	5.000%	5/15/2043	100	102
	University of California College & University Revenue	5.000%	5/15/2043	40	43
	University of California College & University Revenue	5.000%	5/15/2043	45	48
	University of California College & University Revenue	5.500%	5/15/2043	80	91
	University of California College & University Revenue	5.000%	11/15/2044	150	162
	University of California College & University Revenue	5.000%	5/15/2045	10	11
	University of California College & University Revenue	5.000%	11/15/2045	20	22
	University of California College & University Revenue	5.000%	5/15/2046	45	48
	University of California College & University Revenue	4.000%	5/15/2047	90	85
	University of California College & University Revenue	5.000%	5/15/2048	65	66
	University of California College & University Revenue	2.500%	5/15/2050	55	36
	University of California College & University Revenue	4.000%	5/15/2050	105	97
	University of California College & University Revenue	4.000%	5/15/2051	80	73
	University of California College & University Revenue	5.000%	5/15/2052	225	233
	University of California College & University Revenue	5.000%	5/15/2053	175	183
	University of California College & University Revenue	4.000%	5/15/2055	110	100
	University of California College & University Revenue	5.250%	5/15/2055	60	64
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	10	10
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	70	66
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	90	93
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	100	93
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	180	182
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	65	60
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	125	127
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	40	29
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	5	5
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	75	75
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	165	167
	Upland Unified School District GO	0.000%	8/1/2045	50	21
	Upland Unified School District GO	0.000%	8/1/2050	40	14
	Ventura Unified School District GO	4.250%	8/1/2051	50	48
	Ventura Unified School District GO	5.250%	8/1/2055	50	53
[2]	Vista Unified School District GO	5.250%	8/1/2048	50	52
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	25	26
[3]	West Valley-Mission Community College District GO	5.000%	8/1/2050	45	48
					53,148
Colorado (1.4%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	40	42
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	25	26
	Adams County CO COP	4.000%	12/1/2045	70	65
	Adams County School District No. 1 GO	5.250%	12/1/2040	35	35
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	25	26
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2039	75	79
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	50	55
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	90	99
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	55	60
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	95	96
	Aurora CO Water Revenue	2.250%	8/1/2051	115	70
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	20	22
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/2052	130	134
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	40	42
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2054	5	5
	Colorado COP	3.000%	12/15/2036	215	194
	Colorado COP	4.000%	12/15/2036	10	10
	Colorado COP	5.000%	3/15/2038	95	97
	Colorado COP	4.000%	12/15/2038	25	24
	Colorado COP	4.000%	12/15/2038	100	98
	Colorado COP	6.000%	12/15/2038	40	45
	Colorado COP	4.000%	12/15/2039	10	10
	Colorado COP	4.000%	12/15/2039	45	44
	Colorado COP	6.000%	12/15/2039	25	28
	Colorado COP	4.000%	12/15/2040	5	5
	Colorado COP	4.000%	3/15/2042	125	118
	Colorado COP	4.000%	3/15/2044	50	47
	Colorado COP	4.000%	3/15/2046	50	46
	Colorado COP	5.000%	11/1/2053	60	61
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	4.625%	3/1/2051	100	97
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Denver University Project)	5.250%	3/1/2056	65	67
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	165	165
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	85	82
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	18	19
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	10	10
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	26
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2050	85	90
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	100	90
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	5	5
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	40	42
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	9/15/2049	40	30
	Denver City & County Board of Water Commissioners Water Revenue	2.125%	12/15/2050	50	30
	Denver City & County School District No. 1 GO	5.000%	12/1/2036	5	5
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	105	119
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	5	6
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	145	146
	Denver City & County School District No. 1 GO	4.000%	12/1/2045	40	39
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	185	177
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	65	67
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	75	78
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	145	134
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	90	79
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2039	45	49
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	10	11
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	130	82
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2038	25	15
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	30	17
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	5	3
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	15	8
[2]	Ebert Metropolitan District GO	5.000%	12/1/2043	180	183
	El Paso County School District No. 20 Academy GO	4.000%	12/15/2040	10	10
	Jefferson County School District R-1 GO	5.000%	12/15/2038	20	21
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2049	165	174
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	4.000%	12/1/2046	60	55
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	30	30
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	70	70
	Pueblo County CO (Jail Project) COP	4.625%	7/1/2052	80	77
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	25	18
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	70	75
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	2.250%	11/1/2045	95	66
	University of Colorado College & University Revenue	4.000%	6/1/2043	90	85
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	40	42
					4,393
Connecticut (0.8%)
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	20	22
	Aquarion Water Authority Water Revenue	5.250%	8/1/2040	20	22
[2]	Aquarion Water Authority Water Revenue	5.250%	8/1/2041	300	328
	Aquarion Water Authority Water Revenue	5.250%	8/1/2044	15	16
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2045	95	38
	Aquarion Water Authority Water Revenue	5.250%	8/1/2045	10	11
[2]	Aquarion Water Authority Water Revenue	0.000%	8/1/2046	125	47

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Aquarion Water Authority Water Revenue	0.000%	8/1/2047	100	34
Aquarion Water Authority Water Revenue	0.000%	8/1/2049	100	31
Aquarion Water Authority Water Revenue	0.000%	8/1/2053	20	5
Aquarion Water Authority Water Revenue	0.000%	8/1/2054	100	23
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	2/1/2038	105	106
Connecticut GO	5.000%	8/15/2036	40	45
Connecticut GO	4.000%	1/15/2037	30	30
Connecticut GO	4.000%	4/15/2037	180	180
Connecticut GO	5.000%	8/15/2037	50	55
Connecticut GO	3.000%	1/15/2038	25	22
Connecticut GO	4.000%	4/15/2038	30	30
Connecticut GO	5.000%	11/15/2038	100	109
Connecticut GO	3.000%	1/15/2039	10	9
Connecticut GO	5.000%	8/15/2040	70	76
Connecticut GO	5.000%	11/15/2041	5	5
Connecticut GO	3.000%	1/15/2042	50	41
Connecticut GO	5.000%	8/15/2042	100	108
Connecticut GO	5.000%	8/15/2045	90	96
Connecticut GO	5.000%	9/15/2045	50	53
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	30	30
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	20	22
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	100	110
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	35	39
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2038	85	85
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	75	79
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	40	44
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	100	109
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	10	10
Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	35	30
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	25	27
Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	15	16
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	100	108
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	30	32
Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	15	14
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	25	25
				2,427
District of Columbia (2.0%)
District of Columbia College & University Revenue	5.000%	4/1/2036	100	101
District of Columbia GO	5.000%	10/15/2036	60	62
District of Columbia GO	4.000%	2/1/2037	15	15
District of Columbia GO	5.000%	6/1/2037	90	100
District of Columbia GO	5.000%	8/1/2038	45	49
District of Columbia GO	5.000%	6/1/2039	100	109
District of Columbia GO	4.000%	10/15/2039	20	19
District of Columbia GO	5.000%	6/1/2040	100	109
District of Columbia GO	5.000%	8/1/2040	100	107
District of Columbia GO	5.000%	1/1/2041	85	90
District of Columbia GO	5.000%	8/1/2041	45	48
District of Columbia GO	5.000%	1/1/2042	125	132
District of Columbia GO	5.000%	6/1/2042	20	20
District of Columbia GO	5.000%	6/1/2042	50	54
District of Columbia GO	5.000%	1/1/2043	100	105
District of Columbia GO	5.000%	6/1/2043	45	46
District of Columbia GO	5.000%	8/1/2043	85	90
District of Columbia GO	5.000%	8/1/2044	10	11
District of Columbia GO	5.000%	1/1/2045	65	68
District of Columbia GO	5.000%	6/1/2045	30	32
District of Columbia GO	5.250%	1/1/2048	25	26
District of Columbia GO	5.000%	8/1/2049	100	103
District of Columbia Income Tax Revenue	5.000%	7/1/2036	140	151
District of Columbia Income Tax Revenue	5.000%	10/1/2036	150	165
District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	54
District of Columbia Income Tax Revenue	4.000%	3/1/2037	70	70
District of Columbia Income Tax Revenue	5.000%	6/1/2037	10	11
District of Columbia Income Tax Revenue	5.000%	3/1/2038	40	42
District of Columbia Income Tax Revenue	5.000%	5/1/2038	25	27
District of Columbia Income Tax Revenue	5.000%	6/1/2038	105	115
District of Columbia Income Tax Revenue	5.000%	7/1/2038	75	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	6/1/2039	120	130
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	35	37
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	75	78
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	100	107
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	200	216
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	16
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	5	5
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	20	22
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	5	5
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	25	24
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	10	11
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	73
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	15	14
	District of Columbia Income Tax Revenue	5.000%	6/1/2045	10	11
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	115	119
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	125	131
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	160	166
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	145	153
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	15	17
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	15	16
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	100	108
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	100	109
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2040	45	49
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	70	75
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2044	5	5
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2049	35	35
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/2050	5	5
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	25	25
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	255	148
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	100	92
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	75	75
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	200	172
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	50	35
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	165	142
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	30	19
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	15	10
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	135	116
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	60	50
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	145	144
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	20	21
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	30	31
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	125	121
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	15	16
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	40	41
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	50	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	65	67
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	35	33
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	100	105
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	100	103
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	25	25
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2056	50	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	25	25
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	150	141
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	90	93
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	100	102
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	180	182
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	65	66
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	300	303
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	5	5
					6,629
Florida (3.8%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	85	81
	Broward County FL School District GO	5.000%	7/1/2047	15	15
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2051	15	13
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	70	73
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	20	21
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2045	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	200	186
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	20	21
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	10	10
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2037	15	17
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	45	45
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	20	20
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	110	110
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	105	98
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	125	126
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2043	15	15
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	130	134
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	75	77
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2048	25	25
	Central Florida Expressway Authority Highway Revenue	3.125%	7/1/2049	80	60
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	5	5
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	80	82
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2048	130	130
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	65	68
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	25	25
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	70	70
[2]	Florida Board of Governors College & University Revenue	4.250%	10/1/2053	20	18
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2047	15	16
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2048	50	46
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2049	100	73
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2051	20	14
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	45	41
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	150	136
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	60	61
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2053	65	61
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	10	9
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2055	19	17
	Florida Department of Transportation Turnpike System Highway Revenue	4.500%	7/1/2055	50	48
	Florida Department of Transportation Turnpike System Highway Revenue	4.500%	7/1/2056	50	48
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2056	10	9
	Florida GO	5.000%	7/1/2050	55	57
	Florida GO	4.125%	7/1/2053	15	14
	Florida GO, Prere.	4.000%	7/1/2028	15	15
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	40	29
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	50	43
[2]	Florida State Board of Governors Florida International University Dormitory Revenue Local or Guaranteed Housing Revenue	4.500%	7/1/2056	50	47
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	50	42
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	250	266
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2053	35	37
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	100	94
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2049	25	22
	Fort Myers FL Utility System Water Revenue	5.250%	10/1/2053	105	109
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	100	87
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5	5
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	15	15
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	75	76
	Hillsborough County FL Miscellaneous Revenue	2.250%	8/1/2051	40	24
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	40	25
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	65	68
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	100	104
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	20	22
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	50	47
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	85	90
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	110	116
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	70	74
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	150	157
	Lee County School Board COP	4.000%	8/1/2046	40	37
	Lee County School Board COP	4.000%	8/1/2048	25	22
	Lee County School Board COP	5.250%	8/1/2050	50	52
	Manatee County FL Appropriations Revenue	5.250%	10/1/2047	70	74
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	95	100
	Manatee County FL Appropriations Revenue	4.000%	10/1/2052	40	35
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/2053	25	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL GO	4.000%	5/1/2044	50	48
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	40	40
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	200	201
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2047	130	131
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	20	20
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	60	64
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	100	104
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	150	161
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	20	22
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	45	47
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	175	159
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	25	26
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	40	42
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2047	20	21
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2048	215	221
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	50	41
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	55	55
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	25	25
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	90	90
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	90	93
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	35	36
	Miami-Dade County FL GO	5.000%	7/1/2037	45	45
	Miami-Dade County FL GO	5.000%	7/1/2051	75	78
[1]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	250	80
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	175	168
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	25	24
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	130	133
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2051	70	71
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	100	101
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	100	95
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	25	25
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	100	106
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2044	35	37
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	70	72
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2048	20	18
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2048	85	88
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	100	90
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2049	35	36
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	75	67
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2051	60	61
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	90	92
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	35	35
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	50	50
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	50	44
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	115	97
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	75	72
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	5	5
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	45	37
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	65	60
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	105	107
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	30	24
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	80	72
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	90	81
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2049	160	116
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	240	213
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	25	26
	Miami-Dade County FL Water & Sewer System Water Revenue	4.125%	10/1/2050	5	5
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2051	60	43
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	25	22
	Miami-Dade County FL Water & Sewer System Water Revenue	4.500%	10/1/2051	55	53
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	65	67
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	170	174
	Miami-Dade County School Board GO	4.000%	3/15/2047	45	41
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	110	106
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	205	186
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	90	64
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2046	100	91
	Orlando FL General Fund Revenue	5.000%	10/1/2051	25	26
	Orlando FL General Fund Revenue	5.250%	10/1/2055	65	69
[1]	Orlando FL Miscellaneous Revenue	5.125%	11/1/2050	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	50	52
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	50	55
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	75	82
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	105	114
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	55	36
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2050	115	119
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	125	130
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	30	30
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	60	50
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	35	32
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.250%	10/1/2050	110	116
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.500%	10/1/2055	50	53
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	205	165
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	25	25
[1]	Putnam County FL School District GO	5.000%	7/1/2054	50	51
[2]	Putnam County FL School District GO	5.000%	7/1/2055	70	71
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2055	55	57
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2052	90	94
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	50	52
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	15	15
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	140	152
	Tampa Bay Water Revenue	5.000%	10/1/2049	35	36
	Tampa Bay Water Revenue	5.000%	10/1/2052	45	46
	Tampa Bay Water Revenue	5.250%	10/1/2054	15	16
	Tampa FL College & University Revenue (University of Tampa Project)	4.000%	4/1/2050	90	77
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	100	39
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2049	220	67
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	80	20
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2050	100	103
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	50	52
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	100	102
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	115	118
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/2057	110	115
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	200	188
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	355	357
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	50	51
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	165	168
					12,392
Georgia (1.0%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	10	10
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2049	50	52
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2053	75	77
	Atlanta GA GO	5.000%	12/1/2038	10	11
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2038	40	45
	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2056	30	32
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	45	39
	Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2056	100	103
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	125	134
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	70	75
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2050	10	10
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	55	56
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2055	5	5
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2041	50	42
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	25	19
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	40	29
	Georgia GO	3.000%	2/1/2037	95	89
[1]	Georgia Municipal Electric Authority Electric Power & Light Revenue	4.125%	1/1/2049	60	55
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	180	176
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	25	25
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	335	335
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	50	50
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	20	20
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	100	98
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2062	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	50	49
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	100	92
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	20	17
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	60	63
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	45	43
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	150	100
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	120	110
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	90	82
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	50	52
	Gwinnett County School District GO	4.000%	2/1/2037	35	35
	Gwinnett County School District GO	5.000%	2/1/2038	5	5
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	65	60
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	50	46
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	40	35
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/2050	275	292
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	25	26
	Municipal Electric Authority of Georgia Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	15	15
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/2048	75	55
	Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/2038	25	24
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2039	10	10
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	20	22
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	10	11
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	200	204
					3,106
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	25	26
	Hawaii GO	4.000%	5/1/2036	45	45
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	75	83
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	15	15
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	50	48
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2049	35	36
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	10	10
					263
Idaho (0.1%)
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	75	78
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	100	93
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2049	55	57
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2050	125	115
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	65	67
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	45	47
					457
Illinois (5.4%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	185	187
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	115	120
	Chicago IL GO	4.000%	1/1/2036	75	70
	Chicago IL GO	5.250%	1/1/2038	55	56
	Chicago IL GO	5.000%	1/1/2039	70	69
	Chicago IL GO	5.000%	1/1/2040	25	24
	Chicago IL GO	5.500%	1/1/2040	55	56
	Chicago IL GO	5.500%	1/1/2040	180	185
	Chicago IL GO	5.500%	1/1/2041	10	10
	Chicago IL GO	5.000%	1/1/2042	75	73
	Chicago IL GO	5.000%	1/1/2043	25	24
	Chicago IL GO	5.000%	1/1/2044	125	119
	Chicago IL GO	5.000%	1/1/2044	180	172
	Chicago IL GO	5.000%	1/1/2045	60	57
	Chicago IL GO	5.500%	1/1/2049	90	90
	Chicago IL GO	6.000%	1/1/2050	160	166
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2048	100	104
[1]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	25	21
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	30	31
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	80	82
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	175	186
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	100	97
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	150	156
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	25	26
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2061	50	52
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	60	62
	Chicago IL Waterworks Water Revenue	5.500%	11/1/2066	235	244
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	55	56
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	110	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	10	11
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	70	72
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	70	76
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	25	26
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	150	147
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	200	201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	165	154
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	120	113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	125	125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	150	151
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	100	100
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	45	40
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	15	15
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	140	144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	95	88
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	190	196
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	100	105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	100	102
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	20	21
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	5	5
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	105	110
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	115	118
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	125	110
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	115	118
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	50	43
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	100	100
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/2051	35	37
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	100	101
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	250	251
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	35	37
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	75	76
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	50	53
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	25	23
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	95	88
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	140	147
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	95	93
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	45	43
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	50	55
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	65	62
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	75	81
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	45	41
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	100	104
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	105	94
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	35	36
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	245	243
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	60	65
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	5	5
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	90	97
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	15	16
	Illinois GO	5.000%	7/1/2036	40	42
	Illinois GO	5.000%	9/1/2036	15	16
	Illinois GO	4.125%	10/1/2036	150	148
	Illinois GO	5.000%	10/1/2036	85	91
	Illinois GO	5.250%	10/1/2036	90	97
	Illinois GO	5.000%	12/1/2036	40	43
	Illinois GO	5.000%	2/1/2037	5	5
	Illinois GO	5.000%	5/1/2037	5	5
	Illinois GO	4.000%	7/1/2037	55	53
	Illinois GO	4.000%	10/1/2037	50	48
	Illinois GO	5.000%	2/1/2038	100	107
	Illinois GO	4.000%	3/1/2038	105	101
	Illinois GO	5.250%	3/1/2038	180	191
	Illinois GO	5.250%	5/1/2038	50	53
	Illinois GO	5.000%	10/1/2038	20	21
	Illinois GO	5.000%	2/1/2039	55	58
	Illinois GO	4.000%	3/1/2039	125	120
	Illinois GO	5.000%	5/1/2039	135	143
	Illinois GO	5.250%	5/1/2039	50	53
	Illinois GO	5.500%	5/1/2039	135	142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	9/1/2039	25	26
Illinois GO	4.000%	10/1/2039	50	47
Illinois GO	5.000%	12/1/2039	30	31
Illinois GO	4.000%	3/1/2040	210	198
Illinois GO	5.250%	5/1/2040	5	5
Illinois GO	4.000%	10/1/2040	50	47
Illinois GO	4.000%	10/1/2040	30	28
Illinois GO	5.000%	1/1/2041	25	25
Illinois GO	5.000%	5/1/2041	50	52
Illinois GO	4.000%	10/1/2041	100	93
Illinois GO	4.000%	10/1/2041	5	5
Illinois GO	5.500%	3/1/2042	175	186
Illinois GO	5.250%	5/1/2042	10	11
Illinois GO	4.000%	10/1/2042	25	23
Illinois GO	5.250%	4/1/2043	50	53
Illinois GO	5.250%	5/1/2043	20	21
Illinois GO	5.250%	5/1/2043	120	126
Illinois GO	5.000%	9/1/2043	300	311
Illinois GO	4.000%	10/1/2043	15	14
Illinois GO	5.250%	4/1/2044	50	53
Illinois GO	5.000%	12/1/2044	15	15
Illinois GO	5.250%	4/1/2045	10	10
Illinois GO	5.250%	5/1/2045	150	156
Illinois GO	4.000%	10/1/2045	20	18
Illinois GO	4.250%	10/1/2045	10	9
Illinois GO	5.000%	12/1/2045	25	25
Illinois GO	5.000%	3/1/2046	40	40
Illinois GO	5.250%	4/1/2046	55	57
Illinois GO	4.250%	5/1/2046	40	36
Illinois GO	5.250%	9/1/2046	90	93
Illinois GO	5.250%	5/1/2047	100	103
Illinois GO	5.500%	5/1/2047	90	94
Illinois GO	5.250%	9/1/2047	50	51
Illinois GO	5.000%	12/1/2047	80	81
Illinois GO	4.000%	10/1/2048	45	40
Illinois GO	5.000%	12/1/2048	75	75
Illinois GO	5.500%	4/1/2051	145	152
Illinois Sales Tax Revenue	5.000%	6/15/2037	10	11
Illinois Sales Tax Revenue	5.000%	6/15/2038	25	27
Illinois Sales Tax Revenue	5.000%	6/15/2038	65	70
Illinois Sales Tax Revenue	5.000%	6/15/2039	110	117
Illinois Sales Tax Revenue	5.000%	6/15/2040	100	105
Illinois Sales Tax Revenue	5.000%	6/15/2040	60	63
Illinois Sales Tax Revenue	5.000%	6/15/2042	30	31
Illinois Sales Tax Revenue	4.750%	6/15/2043	25	25
Illinois Sales Tax Revenue	5.000%	6/15/2043	100	104
Illinois Sales Tax Revenue	5.000%	6/15/2043	140	146
Illinois Sales Tax Revenue	5.000%	6/15/2044	150	155
Illinois Sales Tax Revenue	5.000%	6/15/2045	10	10
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	50	50
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	30	30
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	105	114
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	35	35
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	70	70
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	200	200
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	45	47
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5	5
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	85	88
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	65	63
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	230	233
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	120	127
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	10	11
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	5	5
Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	95	102
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	155	148
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	85	87
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	150	158
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	235	242
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	30	32
Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	135	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	200	187
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	130	134
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	135	142
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	150	157
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	55	56
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	190	176
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2047	110	40
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	155	135
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	135	112
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2052	85	22
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	75	73
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	25	25
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	100	23
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	155	32
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	75	16
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	145	143
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	285	242
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	300	297
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	40	20
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	50	14
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	150	41
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	75	81
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	95	102
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	70	75
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2045	85	85
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	100	92
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	45	46
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	30	31
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	75	81
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	25	24
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	60	58
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	75	80
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	15	16
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	325	330
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	245	250
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	150	153
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	55	57
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2046	40	41
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	40	35
[2]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2066	45	47
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2043	10	9
					17,728
Indiana (0.4%)
[2]	Fishers Town Hall Building Corp. Lease (Abatement) Revenue	5.625%	7/15/2053	90	96
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	90	93
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	30	31
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	10	10
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	25	25
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	40	40
	Indiana Finance Authority Water Revenue	5.000%	2/1/2051	30	31
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2037	175	194
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2038	100	110
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2039	5	6
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	125	122
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	95	101
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	20	20
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	30	31
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	25	23
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	35	30
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2054	5	5
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	30	32
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	10	11
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	25	24
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	80	81
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	30	31
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/2049	25	26
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	75	77
					1,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.0%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	35	38
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	55	62
					100
Kansas (0.1%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	5	5
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	35	31
[2]	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2045	70	74
[2]	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2046	70	74
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	25	27
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	90	97
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	50	48
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	4.500%	5/1/2051	50	49
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	10	10
					415
Kentucky (0.9%)
	Commonwealth of Kentucky (State Office Building Project) COP	4.000%	4/15/2048	105	93
	Kentucky Bond Development Corp. College & University Revenue	5.500%	10/31/2056	40	42
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	185	163
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	4.750%	7/1/2056	100	96
[1]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2061	70	72
[1]	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2055	5	5
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	20	20
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	50	50
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	100	110
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	5	5
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	205	221
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	75	80
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	95	101
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	75	83
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2038	15	16
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2039	130	141
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2040	200	215
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	55	58
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2045	15	16
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	65	72
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2040	215	232
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	15	16
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2044	110	116
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2045	135	143
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2044	55	58
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2046	35	37
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	25	27
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	140	107
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	60	37
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	30	31
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	130	108
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	85	66
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	65	61
	University of Kentucky College & University Revenue	4.000%	4/1/2044	100	94
	University of Kentucky College & University Revenue	4.125%	10/1/2054	10	9
					2,801
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	80	77
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	190	192
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	95	102
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	100	108
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	10	10
	Louisiana GO	4.000%	5/1/2045	10	10
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	45	46
	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2046	65	65
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	50	50
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	100	86
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/2052	65	66
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	100	102
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	130	127
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	20	17
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	105	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2048	45	46
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	100	102
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	100	102
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2048	200	199
	New Orleans LA GO	5.500%	12/1/2051	75	78
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	150	150
					1,843
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	15	16
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	50	47
					63
Maryland (0.7%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	150	152
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2041	250	250
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	80	79
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2049	55	49
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	55	45
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2038	60	65
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	4.750%	7/1/2065	70	66
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	50	50
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	50	51
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	10	10
	Maryland GO	4.000%	8/1/2036	5	5
	Maryland GO	5.000%	6/1/2037	140	154
	Maryland GO	5.000%	6/1/2038	50	55
	Maryland GO	5.000%	6/1/2038	160	175
	Maryland GO	5.000%	6/1/2038	100	111
	Maryland GO	5.000%	6/1/2039	10	11
	Maryland GO	5.000%	6/1/2040	110	120
	Maryland GO	5.000%	6/1/2040	100	110
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2049	10	9
	Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	125	83
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2051	10	9
	Maryland Stadium Authority Appropriations Revenue	5.250%	6/1/2051	10	10
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	30	27
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2054	100	102
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	75	76
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	30	31
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	125	129
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	25	17
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	50	38
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Project)	5.000%	7/1/2037	5	6
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2039	30	33
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2040	25	27
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2045	35	34
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	90	82
	University System of Maryland College & University Revenue	4.000%	4/1/2051	30	27
					2,298
Massachusetts (4.6%)
	Commonwealth of Massachusetts GO	5.000%	10/1/2036	40	43
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	35	39
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	5	5
	Commonwealth of Massachusetts GO	4.000%	2/1/2037	15	15
	Commonwealth of Massachusetts GO	5.000%	4/1/2037	25	25
	Commonwealth of Massachusetts GO	5.000%	5/1/2037	20	22
	Commonwealth of Massachusetts GO	5.000%	6/1/2037	200	222
	Commonwealth of Massachusetts GO	4.000%	9/1/2037	45	44
	Commonwealth of Massachusetts GO	5.000%	10/1/2037	15	16
	Commonwealth of Massachusetts GO	5.000%	11/1/2037	50	55
	Commonwealth of Massachusetts GO	5.000%	12/1/2037	90	90
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	10	10
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/2038	60	62
	Commonwealth of Massachusetts GO	5.000%	5/1/2038	55	59

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	3.250%	9/1/2038	110	101
Commonwealth of Massachusetts GO	5.000%	9/1/2038	10	10
Commonwealth of Massachusetts GO	5.000%	1/1/2039	15	16
Commonwealth of Massachusetts GO	3.250%	2/1/2039	20	18
Commonwealth of Massachusetts GO	5.000%	3/1/2039	185	201
Commonwealth of Massachusetts GO	5.000%	6/1/2039	75	82
Commonwealth of Massachusetts GO	3.000%	7/1/2039	120	104
Commonwealth of Massachusetts GO	5.000%	8/1/2039	30	32
Commonwealth of Massachusetts GO	3.000%	11/1/2039	10	9
Commonwealth of Massachusetts GO	5.000%	3/1/2040	165	178
Commonwealth of Massachusetts GO	5.000%	5/1/2040	10	10
Commonwealth of Massachusetts GO	5.000%	7/1/2040	15	16
Commonwealth of Massachusetts GO	5.000%	8/1/2040	95	103
Commonwealth of Massachusetts GO	3.250%	9/1/2040	40	35
Commonwealth of Massachusetts GO	5.000%	10/1/2040	40	43
Commonwealth of Massachusetts GO	3.000%	11/1/2040	20	17
Commonwealth of Massachusetts GO	4.000%	11/1/2040	25	24
Commonwealth of Massachusetts GO	5.000%	11/1/2040	175	188
Commonwealth of Massachusetts GO	5.000%	1/1/2041	120	128
Commonwealth of Massachusetts GO	4.000%	2/1/2041	65	62
Commonwealth of Massachusetts GO	3.000%	4/1/2041	100	81
Commonwealth of Massachusetts GO	5.000%	5/1/2041	30	31
Commonwealth of Massachusetts GO	5.000%	7/1/2041	170	177
Commonwealth of Massachusetts GO	4.000%	9/1/2041	50	48
Commonwealth of Massachusetts GO	5.000%	11/1/2041	20	20
Commonwealth of Massachusetts GO	5.000%	3/1/2042	10	11
Commonwealth of Massachusetts GO	5.000%	5/1/2042	50	51
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5	5
Commonwealth of Massachusetts GO	5.000%	6/1/2042	100	108
Commonwealth of Massachusetts GO	5.000%	8/1/2042	5	5
Commonwealth of Massachusetts GO	4.000%	9/1/2042	150	142
Commonwealth of Massachusetts GO	5.000%	11/1/2042	10	10
Commonwealth of Massachusetts GO	5.000%	11/1/2042	15	16
Commonwealth of Massachusetts GO	5.000%	12/1/2042	35	38
Commonwealth of Massachusetts GO	5.000%	12/1/2042	100	108
Commonwealth of Massachusetts GO	5.000%	1/1/2043	25	25
Commonwealth of Massachusetts GO	4.000%	2/1/2043	25	24
Commonwealth of Massachusetts GO	2.500%	3/1/2043	50	36
Commonwealth of Massachusetts GO	5.000%	5/1/2043	10	11
Commonwealth of Massachusetts GO	5.000%	11/1/2043	70	71
Commonwealth of Massachusetts GO	5.000%	12/1/2043	100	107
Commonwealth of Massachusetts GO	5.000%	12/1/2043	250	269
Commonwealth of Massachusetts GO	5.250%	1/1/2044	120	124
Commonwealth of Massachusetts GO	3.000%	4/1/2044	125	98
Commonwealth of Massachusetts GO	4.000%	9/1/2044	85	81
Commonwealth of Massachusetts GO	4.000%	12/1/2044	50	48
Commonwealth of Massachusetts GO	5.000%	6/1/2045	5	5
Commonwealth of Massachusetts GO	5.000%	6/1/2045	95	102
Commonwealth of Massachusetts GO	5.000%	7/1/2045	155	160
Commonwealth of Massachusetts GO	5.000%	12/1/2045	45	48
Commonwealth of Massachusetts GO	4.000%	4/1/2046	125	116
Commonwealth of Massachusetts GO	5.000%	6/1/2046	55	58
Commonwealth of Massachusetts GO	2.375%	9/1/2046	15	10
Commonwealth of Massachusetts GO	3.000%	9/1/2046	175	136
Commonwealth of Massachusetts GO	5.000%	10/1/2046	20	21
Commonwealth of Massachusetts GO	5.000%	11/1/2046	75	76
Commonwealth of Massachusetts GO	5.000%	12/1/2046	10	11
Commonwealth of Massachusetts GO	3.000%	3/1/2047	30	23
Commonwealth of Massachusetts GO	3.000%	4/1/2047	45	35
Commonwealth of Massachusetts GO	5.000%	4/1/2047	260	261
Commonwealth of Massachusetts GO	5.000%	4/1/2047	25	25
Commonwealth of Massachusetts GO	5.000%	5/1/2047	10	10
Commonwealth of Massachusetts GO	5.000%	6/1/2047	150	158
Commonwealth of Massachusetts GO	2.375%	9/1/2047	45	30
Commonwealth of Massachusetts GO	5.000%	10/1/2047	135	139
Commonwealth of Massachusetts GO	5.250%	10/1/2047	70	74
Commonwealth of Massachusetts GO	5.000%	1/1/2048	10	10
Commonwealth of Massachusetts GO	3.000%	2/1/2048	50	38
Commonwealth of Massachusetts GO	5.000%	5/1/2048	130	134
Commonwealth of Massachusetts GO	3.000%	7/1/2048	60	45

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/2048	145	148
Commonwealth of Massachusetts GO	5.000%	11/1/2048	75	77
Commonwealth of Massachusetts GO	5.000%	12/1/2048	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/2049	5	5
Commonwealth of Massachusetts GO	5.000%	1/1/2049	155	160
Commonwealth of Massachusetts GO	3.000%	3/1/2049	25	19
Commonwealth of Massachusetts GO	3.000%	4/1/2049	100	75
Commonwealth of Massachusetts GO	5.000%	6/1/2049	100	104
Commonwealth of Massachusetts GO	5.000%	6/1/2049	75	78
Commonwealth of Massachusetts GO	2.750%	3/1/2050	170	117
Commonwealth of Massachusetts GO	2.000%	4/1/2050	70	40
Commonwealth of Massachusetts GO	5.000%	4/1/2050	125	129
Commonwealth of Massachusetts GO	5.000%	10/1/2050	35	36
Commonwealth of Massachusetts GO	5.000%	12/1/2050	80	83
Commonwealth of Massachusetts GO	2.125%	4/1/2051	50	29
Commonwealth of Massachusetts GO	5.000%	6/1/2051	100	104
Commonwealth of Massachusetts GO	5.000%	8/1/2051	35	36
Commonwealth of Massachusetts GO	5.000%	9/1/2051	50	51
Commonwealth of Massachusetts GO	5.000%	8/1/2052	100	103
Commonwealth of Massachusetts GO	5.250%	10/1/2052	10	10
Commonwealth of Massachusetts GO	5.000%	11/1/2052	95	97
Commonwealth of Massachusetts GO	5.000%	5/1/2053	105	107
Commonwealth of Massachusetts GO	5.000%	10/1/2053	45	46
Commonwealth of Massachusetts GO	5.000%	12/1/2053	10	10
Commonwealth of Massachusetts GO	5.000%	1/1/2054	130	133
Commonwealth of Massachusetts GO	5.000%	5/1/2054	65	67
Commonwealth of Massachusetts GO	5.000%	8/1/2054	100	102
Commonwealth of Massachusetts GO	5.000%	12/1/2054	100	103
Commonwealth of Massachusetts GO	5.000%	4/1/2055	50	51
Commonwealth of Massachusetts GO	5.000%	12/1/2055	50	51
Commonwealth of Massachusetts GO	5.000%	6/1/2056	210	216
Commonwealth of Massachusetts GO	5.250%	6/1/2056	40	42
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	5	4
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	250	252
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	50	53
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	5	5
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	75	70
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	100	101
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	40	41
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	155	140
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	145	148
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	140	143
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	265	271
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	60	62
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	160	164
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	115	118
Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2040	20	20
Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	60	61
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	15	15
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	35	38
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	5	5
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	100	108
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	25	26
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	55	59
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	50	53
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2048	50	46
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	100	106
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	75	78
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2050	15	16
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	95	84
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	105	110
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	65	57
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	55	57
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.750%	7/1/2055	15	15
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2055	100	103
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	165	173
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2056	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2046	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	90	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	25	27
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	105	115
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	60	54
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	35	37
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	50	54
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	75	85
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	70	74
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2041	40	42
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	85	81
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	170	178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	100	96
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	55	57
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	35	33
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	30
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	55	51
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	65	62
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	120	124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	155	161
	Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	70	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	50	52
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	50	51
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	25	28
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	30	31
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	25	25
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	30	30
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	205	233
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	75	83
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	180	204
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	50	54
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	55	53
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	100	103
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	60	58
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	145	147
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	35	36
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	75	78
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	110	116
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	70	51
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	50	51
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	155	159
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/16/2026	10	10
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2036	30	30
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	25	25
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	260	265
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2038	200	222
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	55	52
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	25	24
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2050	100	102
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	45	46
	Wakefield MA GO	5.000%	8/15/2050	150	157
					15,090
Michigan (1.5%)
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2048	25	26
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	200	224
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.500%	7/1/2052	100	105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	110	120
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2048	90	94
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2055	110	114
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	25	27
[6]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	65	67
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	20	20
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	60	61
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	25	26
[1]	Lansing MI GO	4.125%	6/1/2048	80	75
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	85	77
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	45	35
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	10/15/2049	90	81
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	4/15/2054	85	74
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	50	50
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	125	138
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2047	40	37
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2047	5	5
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2050	65	67
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2052	65	57
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	150	155
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	150	156
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	70	65
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	50	52
	Michigan State University College & University Revenue	4.000%	2/15/2044	5	5
	Michigan State University College & University Revenue	4.000%	2/15/2044	25	24
	Michigan State University College & University Revenue	5.000%	2/15/2044	125	128
	Michigan State University College & University Revenue	5.250%	8/15/2046	5	5
	Michigan State University College & University Revenue	5.000%	2/15/2048	80	81
	Michigan State University College & University Revenue	5.000%	8/15/2049	100	103
	Michigan State University College & University Revenue	5.250%	8/15/2054	175	182
	Michigan State University College & University Revenue	5.000%	2/15/2055	90	92
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	100	101
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	85	85
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	35	35
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	65	64
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	65	64
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	65	63
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	70	68
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	50	48
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	130	121
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	100	93
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	110	114
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	60	55
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	80	87
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2039	135	146
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	38
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	75	80
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	65	69
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	235	250
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	25	27
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	25	26
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	45	47
[6]	Troy MI School District GO	5.000%	5/1/2047	25	26
	University of Michigan College & University Revenue	5.000%	4/1/2048	275	280
[6]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	35	35
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	15	15
	Wayne State University College & University Revenue	4.000%	11/15/2048	50	43
					4,722
Minnesota (0.3%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/2052	40	37
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	115	116
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/2054	25	22
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	45	49
	Minnesota (State Office Building Project) COP	5.000%	11/1/2042	10	11
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	10	11
	Minnesota GO	5.000%	8/1/2036	5	6
	Minnesota GO	5.000%	8/1/2036	15	17
	Minnesota GO	5.000%	8/1/2037	30	33
	Minnesota GO	5.000%	8/1/2037	115	128
	Minnesota GO	5.000%	8/1/2038	110	120
	Minnesota GO	5.000%	8/1/2038	80	88
	Minnesota GO	4.000%	9/1/2038	55	55
	Minnesota GO	5.000%	8/1/2041	110	118
	Minnesota GO	5.000%	8/1/2042	120	129
	Minnesota GO	5.000%	8/1/2043	55	59
	Minnesota Higher Education Facilities Authority College & University Revenue	4.125%	10/1/2053	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	50	39
					1,047
Mississippi (0.0%)
	Mississippi GO	4.000%	11/1/2038	65	64
Missouri (0.2%)
	Jackson County MO Reorganized School District No. 7 GO	5.250%	3/1/2045	80	87
	Jackson County MO Special Obligation Revenue	4.250%	12/1/2053	90	83
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	55	51
	Jackson County MO Special Obligation Revenue	5.250%	12/1/2058	95	97
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/2052	50	52
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2046	25	25
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2051	50	51
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.250%	1/1/2056	100	104
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2041	40	36
	Springfield School District No. R-12 GO	4.000%	3/1/2041	150	150
	Springfield School District No. R-12 GO	4.000%	3/1/2042	15	15
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2042	5	5
					756
Nebraska (0.5%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2051	100	103
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2042	25	21
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	40	40
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	40	42
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	45	46
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	10	11
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	105	102
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2047	140	145
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	95	100
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	15	14
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	115	123
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2050	125	131
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	70	63
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	125	129
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2054	100	102
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	100	105
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	50	52
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2056	150	153
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	50	51
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2054	40	27
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	175	149
					1,709
Nevada (0.6%)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	65	70
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	150	146
	Clark County NV GO	5.000%	6/1/2043	165	168
	Clark County NV GO	4.000%	7/1/2046	100	92
	Clark County NV GO	5.000%	5/1/2048	40	40
	Clark County School District GO	5.000%	6/15/2039	70	75
	Clark County School District GO	5.000%	6/15/2042	50	53
	Clark County School District GO	5.000%	6/15/2043	10	11
	Clark County School District GO	5.000%	6/15/2044	105	110
	Clark County Water Reclamation District GO	5.000%	7/1/2049	45	46
	Clark County Water Reclamation District GO	5.000%	7/1/2053	5	5
	Henderson NV GO	4.000%	6/1/2050	85	77
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	100	102
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	155	136
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2049	55	56
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2049	125	129
	Las Vegas Valley Water District GO	5.000%	6/1/2038	75	82
	Las Vegas Valley Water District GO	5.000%	6/1/2039	50	54
	Las Vegas Valley Water District GO	4.000%	6/1/2046	45	42
	Las Vegas Valley Water District GO	5.250%	6/1/2050	55	58
	Las Vegas Valley Water District GO	4.000%	6/1/2051	80	72
	Las Vegas Valley Water District GO	5.250%	6/1/2055	75	78
	Nevada GO	5.000%	5/1/2040	10	11
[1]	Reno NV Sales Tax Revenue	4.000%	6/1/2058	30	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	60	62
					1,801
New Hampshire (0.0%)
[1]	Manchester NH Sewer Revenue	5.250%	6/1/2054	35	36
	New Hampshire Business Finance Authority Lease (Appropriation) Revenue (CABS-PPDC Lockhart Housing Program)	0.000%	12/1/2067	100	11
[3]	New Hampshire Business Finance Authority Lease (Non-Terminable) Revenue	0.000%	12/15/2067	275	27
					74
New Jersey (3.3%)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	80	82
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	50	49
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2048	70	71
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	30	33
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	80	77
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	70	65
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	30	30
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	25	25
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	110	111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	60	60
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	40	28
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	75	72
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	135	141
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	20	13
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	190	119
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	70	70
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	170	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	125	124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	120	115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	15	14
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	95	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	25	24
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	95	91
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	80	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	65	69
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	65	69
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	175	188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	70	75
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	65	68
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	75	80
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	70	73
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	40	41
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	300	286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	150	150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	165	170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	15	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	25	18
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	40	36
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	255	265
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	50	49
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	45	39
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	15	14
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	80	74
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	165	168
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	50	46
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	50	51
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	180	152
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	70	50
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	55	50
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	265	242
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	135	147
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	160	173
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	215	236
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	150	147
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	185	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	245	266
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	25	23
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	200	211
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	53
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	15	16
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	100	110
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	5	5
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	110	119
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	50	53
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	150	159
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	60	64
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	40	42
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	45	48
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	140	147
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	100	104
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	100	105
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	145	148
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	210	219
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	230	233
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	190	196
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	90	53
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	355	198
New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	120	109
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2043	110	106
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	10	11
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	90	95
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	11
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	185	199
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	45	47
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	125	130
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	100	106
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2047	130	137
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	150	141
New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	20	20
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	150	153
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	100	105
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	225	238
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	200	212
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	150	139
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2052	370	384
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	200	209
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	115	120
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	130	137
South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	100	103
				10,581
New York (25.9%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	35	38
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	175	184
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	300	310
Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	250	265
Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	15	15
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	10	10
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	5	5
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	40	42
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	50	52
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	55	55
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	100	99
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	65	69
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	30	31
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	25	24
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	50	42
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	85	82
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	135	128
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	50	51
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	120	113
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	35	36
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	20	21
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	100	94
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	355	370
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5	5
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	10	9
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	205	189
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	105	97
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	55	51
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	150	153
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	60	55
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	145	149
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	10	10
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	110	81
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	15	11
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	50	44
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	235	209
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	115	102
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	80	71
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	100	102
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	25	26
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	50	51
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	80	87
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	40	41
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	60	61
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	145	148
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2054	30	31
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	40	39
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	15	16
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	100	95
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	235	221
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	140	133
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	50	47
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	30	28
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	30	28
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	85	55
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/2051	45	32
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	220	222
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	200	201
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	20	19
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	385	387
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	215	199
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	60	57
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	20	20
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	30	21
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	105	95
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	25	26
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	90	95
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	10	10
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	75	79
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	10	10
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	50	52
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	80	82
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	50	51
[3]	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2056	170	177
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	230	231
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	65	70
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	125	126
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	25	27
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	165	175
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	110	116
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	40	40
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	15	16
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	30	30
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	115	120
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	20	21
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2050	20	17
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	130	113
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	160	164
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	100	86
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	55	56
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	50	43
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	110	114
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	75	66
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	370	365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15	16
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	70	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	50	54
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	50	54
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	15	14
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	25	23
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	10	11
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	60	33
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	225	117
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	60	63
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	130	108
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	55	51
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	90	83
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	60	64
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	335	306
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	35	32
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	95	87
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	100	92
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	150	135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	65	68
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	75	66
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	105	94
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	15	13
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	130	131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	100	101
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	25	17
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	30	26
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	235	207
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	105	91
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	15	13
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	100	89
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	25	25
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	90	95
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	15	13
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	55	47
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	95	83
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	75	65
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	100	85
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	70	72
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	20	17
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	45	39
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	35	30
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	305	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	65	55
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	115	97
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	70	71
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	50	42
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	175	177
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	125	123
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	35	35
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	60	60
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	50	48
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	140	127
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	225	231
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	115	115
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	110	109
	Nassau County NY GO	4.125%	4/1/2047	20	19
	Nassau County NY GO	5.000%	4/1/2049	50	52
	Nassau County NY GO	4.000%	4/1/2054	75	67
	Nassau County NY GO	5.000%	4/1/2055	15	15
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	25	25
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	125	97
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	50	44
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	45	38
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	200	183
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	10	9
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	180	130
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	75	53
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	25	28
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	140	126
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	75	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	70	70
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	200	206
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	5	6
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	20	21
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	40	42
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	150	170
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	49
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	49
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	30	31
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	5	6
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	15	14
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	50	48
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	45	46
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	125	130
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	65	68
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	30	28
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	135	128
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	45	43
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	200	209
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	90	94
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	65	61
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	50	47
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	90	96
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	20	21
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20	16
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	100	93
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	30	31
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	25	27
	New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	30	25
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	255	235
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	215	205
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	200	209
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	95	71
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	120	110
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	200	184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20	18
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	35	33
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	65	66
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	35	36
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	45	47
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	80	68
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	70	63
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	100	93
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	95	90
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	65	68
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	100	105
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	35	37
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	155	164
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	85	70
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	90	76
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	40	40
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	10	7
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	130	117
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	65	58
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	175	157
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	25	22
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	100	102
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	60	62
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	35	26
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	15	11
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	25	18
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	70	63
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	140	126
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	125	112
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	85	76
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	200	204
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	60	61
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	215	155
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	80	72
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	95	85
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	55	57
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	140	125
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	115	117
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	230	239
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	50	51
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	60	62
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	415	434
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	85	88
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	135	141
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	200	205
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	215	224
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	215	225
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	110	113
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	120	126
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	110	118
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	135	135
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	205	212
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	45	45
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	60	62
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	75	73
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	60	55
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	190	173
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	110	80
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	190	178
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	70	65
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	125	128
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	65	66
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	90	82
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	100	102
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	200	205

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	80	72
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	50	41
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	160	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	120	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	150	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	175	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	100	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	60	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	115	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	85	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	70
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	80	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	175	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	380	408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	40	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	100	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	200	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	70	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	95	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	160	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	125	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	15	13
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	85	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	70	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	78

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	80	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	60	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	30	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	35	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	200	186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	165	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	30	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	105	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	50	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	205	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	170	158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	100	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	215	205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	55	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	200	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	25	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	40	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	70	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	45	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	135	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	135	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	100	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	110	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	200	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	110	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	90	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	160	168

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	230	242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	100	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	150	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	65	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	450	476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	150	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	250	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	105	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	105	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	35	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	125	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2047	120	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	185	190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	125	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2047	250	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2048	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	180	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	120	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	90	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	50	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	55	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	175	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	65	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	125	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	120	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	40	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	105	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	250	256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	30	18
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	40	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	35	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	205	185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2051	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	30	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	120	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	190	197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2051	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	265	284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	285	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	190	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	40	35
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.375%	5/1/2053	170	160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	50	51
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	110	117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	40	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	75	69
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	50	51
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2054	195	203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2054	120	128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	170	176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	260	270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	250	260
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2056	160	162
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2038	50	55
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	110	105
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	35	37
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	90	29
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	160	38
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	110	78
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	90	73
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	225	210
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	170	129
	New York NY GO	5.000%	8/1/2036	35	38
	New York NY GO	5.000%	8/1/2036	40	43
	New York NY GO	5.000%	8/1/2036	10	11
	New York NY GO	5.000%	8/1/2036	30	33
	New York NY GO	5.000%	10/1/2036	40	43
	New York NY GO	5.000%	12/1/2036	105	109
	New York NY GO	5.000%	2/1/2037	25	28
	New York NY GO	5.000%	3/1/2037	20	21
	New York NY GO	5.000%	4/1/2037	155	159
	New York NY GO	4.000%	8/1/2037	25	25
	New York NY GO	5.000%	8/1/2037	35	35
	New York NY GO	5.000%	8/1/2037	10	11
	New York NY GO	5.000%	9/1/2037	75	80
	New York NY GO	5.000%	10/1/2037	15	15
	New York NY GO	5.000%	12/1/2037	125	129
	New York NY GO	5.000%	12/1/2037	20	20
	New York NY GO	5.000%	2/1/2038	100	109
	New York NY GO	4.000%	3/1/2038	50	49
	New York NY GO	5.000%	3/1/2038	40	43
	New York NY GO	3.375%	4/1/2038	110	100
	New York NY GO	5.000%	8/1/2038	25	25
	New York NY GO	5.000%	8/1/2038	140	145
	New York NY GO	5.000%	8/1/2038	25	27
	New York NY GO	5.000%	8/1/2038	95	101
	New York NY GO	5.000%	9/1/2038	75	80
	New York NY GO	5.000%	10/1/2038	25	25
	New York NY GO	5.000%	10/1/2038	35	36
	New York NY GO	5.000%	10/1/2038	20	22
	New York NY GO	5.000%	2/1/2039	50	54
	New York NY GO	5.000%	3/1/2039	60	63
	New York NY GO	5.000%	4/1/2039	50	51
	New York NY GO	5.000%	4/1/2039	50	53
	New York NY GO	4.000%	8/1/2039	100	94
	New York NY GO	5.000%	8/1/2039	30	31
	New York NY GO	5.000%	9/1/2039	80	84
	New York NY GO	5.000%	10/1/2039	35	36
	New York NY GO	5.000%	12/1/2039	75	77
	New York NY GO	5.000%	3/1/2040	25	26
	New York NY GO	5.000%	4/1/2040	40	42
	New York NY GO	5.000%	4/1/2040	180	184
	New York NY GO	4.000%	8/1/2040	20	19
	New York NY GO	4.000%	8/1/2040	150	140
	New York NY GO	5.000%	8/1/2040	80	84
	New York NY GO	4.000%	10/1/2040	25	23
	New York NY GO	5.000%	10/1/2040	65	69
	New York NY GO	3.000%	3/1/2041	30	24
	New York NY GO	4.000%	3/1/2041	100	93
	New York NY GO	4.000%	3/1/2041	50	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	4/1/2041	200	210
New York NY GO	4.000%	8/1/2041	35	32
New York NY GO	5.000%	8/1/2041	35	36
New York NY GO	5.000%	9/1/2041	50	52
New York NY GO	5.250%	9/1/2041	90	96
New York NY GO	3.000%	10/1/2041	100	80
New York NY GO	5.000%	10/1/2041	115	122
New York NY GO	5.000%	12/1/2041	60	60
New York NY GO	4.000%	3/1/2042	40	37
New York NY GO	5.000%	3/1/2042	90	93
New York NY GO	5.000%	3/1/2042	85	89
New York NY GO	4.000%	8/1/2042	25	23
New York NY GO	3.250%	10/1/2042	15	12
New York NY GO	5.000%	10/1/2042	150	154
New York NY GO	5.000%	3/1/2043	60	61
New York NY GO	5.000%	3/1/2043	70	73
New York NY GO	5.000%	4/1/2043	145	147
New York NY GO	5.250%	4/1/2043	25	26
New York NY GO	5.250%	5/1/2043	15	16
New York NY GO	5.000%	8/1/2043	250	256
New York NY GO	5.000%	9/1/2043	25	26
New York NY GO	5.000%	10/1/2043	25	26
New York NY GO	5.250%	10/1/2043	160	169
New York NY GO	4.000%	12/1/2043	115	105
New York NY GO	4.000%	3/1/2044	35	32
New York NY GO	5.000%	3/1/2044	40	42
New York NY GO	5.000%	4/1/2044	90	94
New York NY GO	5.250%	4/1/2044	45	47
New York NY GO	4.000%	8/1/2044	50	46
New York NY GO	5.000%	9/1/2044	75	78
New York NY GO	3.000%	10/1/2044	45	34
New York NY GO	5.000%	2/1/2045	50	53
New York NY GO	5.250%	2/1/2045	155	166
New York NY GO	3.000%	3/1/2045	140	106
New York NY GO	5.000%	3/1/2045	40	42
New York NY GO	4.000%	4/1/2045	85	77
New York NY GO	5.500%	5/1/2045	135	143
New York NY GO	3.000%	8/1/2045	25	19
New York NY GO	5.000%	8/1/2045	75	78
New York NY GO	5.250%	9/1/2045	10	11
New York NY GO	5.000%	10/1/2045	50	52
New York NY GO	5.250%	2/1/2046	40	43
New York NY GO	4.000%	3/1/2046	40	36
New York NY GO	3.500%	4/1/2046	90	74
New York NY GO	5.000%	8/1/2046	65	68
New York NY GO	4.000%	9/1/2046	190	173
New York NY GO	5.000%	10/1/2046	125	130
New York NY GO	5.250%	2/1/2047	130	138
New York NY GO	4.000%	3/1/2047	95	85
New York NY GO	5.250%	3/1/2047	25	26
New York NY GO	5.250%	4/1/2047	40	42
New York NY GO	5.250%	4/1/2047	110	116
New York NY GO	5.000%	8/1/2047	200	204
New York NY GO	5.000%	8/1/2047	50	52
New York NY GO	5.000%	9/1/2047	135	140
New York NY GO	5.250%	10/1/2047	10	10
New York NY GO	5.250%	2/1/2048	100	105
New York NY GO	5.250%	2/1/2048	95	100
New York NY GO	5.250%	3/1/2048	15	16
New York NY GO	5.000%	8/1/2048	100	102
New York NY GO	5.000%	8/1/2048	15	15
New York NY GO	5.000%	9/1/2048	50	51
New York NY GO	5.000%	10/1/2048	40	41
New York NY GO	5.250%	2/1/2049	95	100
New York NY GO	5.250%	2/1/2050	70	73
New York NY GO	4.000%	3/1/2050	160	140
New York NY GO	4.000%	4/1/2050	120	106
New York NY GO	4.000%	8/1/2050	60	52
New York NY GO	5.000%	8/1/2050	20	20
New York NY GO	5.250%	8/1/2050	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	9/1/2050	115	119
	New York NY GO	3.000%	3/1/2051	30	21
	New York NY GO	5.000%	8/1/2051	200	203
	New York NY GO	5.250%	10/1/2051	105	109
	New York NY GO	4.000%	9/1/2052	35	30
	New York NY GO	5.250%	2/1/2053	185	191
	New York NY GO	5.250%	2/1/2053	80	83
	New York NY GO	5.250%	3/1/2053	50	51
	New York NY GO	4.125%	8/1/2053	50	45
	New York NY GO	5.000%	8/1/2053	10	10
	New York NY GO	5.250%	8/1/2053	90	93
	New York NY GO	5.250%	4/1/2054	290	298
	New York NY GO	4.250%	8/1/2055	20	18
	New York NY GO	5.000%	10/1/2055	70	71
	New York NY GO	5.250%	10/1/2055	75	77
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	5	6
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	80	76
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	125	113
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2054	105	93
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	140	124
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	20	14
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	125	108
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	55	51
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	20	18
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	25	21
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	50	49
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	30	29
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	35	39
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2037	135	154
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	35	39
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	65	72
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	65	71
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	20	19
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	50	50
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	50	42
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	30	32
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	95	88
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	130	138
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	20	18
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	50	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	90	100
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	75	82
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	45	39
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	85	93
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	67
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	50	44
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	100	101
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	50	45
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	35	30
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	40	41
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	50	54
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	60	63
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	15	12
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	50	50
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	390	417
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	50	52
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	15	16
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	130	114
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	145	142
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2031	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	60	60
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	20	19
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	120	120
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	100	102
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	40	40
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	10	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	40	44
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	200	222
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	100	101
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	305	310
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	65	64
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	65	70
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	35	35
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	95	93
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	190	206
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	25	24
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	100	100
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	5	5
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	14
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	150	162
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	205	169
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	60	50
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	10	10
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	25	20
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	80	85
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	20	21
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	100	107
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	50	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	100	107
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	50	47
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	50	53
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	10	9
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	125	131
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	305	322
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	20	18
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	5	5
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	55	50
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	150	156
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	30	31
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2046	105	112
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	405	366
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	80	72
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	70	63
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	100	91
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	150	153
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	100	104
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	100	106
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	55	56
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	45	41
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	80	72
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	25	22
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	175	181
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	65	67
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	20	21
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	20	15
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	240	215
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	40	42
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	40	29
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	50	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	125	129
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	150	158
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	30	31
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	220	173
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	50	51
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	155	161
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	100	102
New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	65	69
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	105	92
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	85	87
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	120	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	175	178
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	100	104
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	30	33
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	40	43
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	45	49
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	155	169
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	40	42
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	35	33
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	55	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2051	100	102
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2053	50	51
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	105	113
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	140	140
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	155	154
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	20	20
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	75	73
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	90	86
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	55	52
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	60	54
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	145	146
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	45	46
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	135	140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	30	34
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	50	56
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	65	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	70	72
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	55	61
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	10	10
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	50	52
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	40	40
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	75	77
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	50
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	90	93
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	45	49
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	200	202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	170	173
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	100	102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	54
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	60	60
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	40	41
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	55	59
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	107
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	5	5
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	185	188
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	55	59
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	35	36
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	50	53
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	185	196
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	90	95
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	120	108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	20	21
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10	10
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	25	22
	New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	85	80
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	100	103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	40	41
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	90	93
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	55	56
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	55	58
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	85	87
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2052	65	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	115	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	55	49
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	60	61
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	110	112
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	65	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	310	316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	100	102
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	50	51
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2049	25	26
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	100	105
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	50	53
	New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2055	125	129
	New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/2054	135	137
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	40	40
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	5	5
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	90	98
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	60	58
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	150	139
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	35	32
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	175	162
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	50	36
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	65	68
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	25	22
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	30	22
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	25	22
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	75	77
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	70	50
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	55	40
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	200	174
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	100	69
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	135	91
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	110	114
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	25	21
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	15	15
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	75	77
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	10	11
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2037	100	111
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	5
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2039	150	164
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	5	5
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	65	69
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	100	95
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	70	74
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	25	26
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	25	26
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2046	300	316
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2048	100	103
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	115	105
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	50	52
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2049	100	103
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	90	82
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2050	100	103
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	90	81
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2051	100	102
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2051	150	154
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	100	91
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2052	195	199
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20	20
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2053	300	306
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2054	260	265
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	100	102
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	85	86
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2055	205	209
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	50	45
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	140	125
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	300	307
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	90	91
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	25	25
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	105	104
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	50	48

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	25	23
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	50	46
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	50	44
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2053	35	31
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	65	57
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	40	35
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	90	77
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	80	82
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	85	77
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	85	86
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	130	144
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	50	50
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	200	223
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	15	17
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	15	17
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	50	50
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	55	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	50	49
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2041	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	85	91
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	50	51
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	55	46
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2043	40	39
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	100	106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	40	41
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	75	77
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	50	51
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	125	131
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	105	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	130	130
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/2057	10	10
Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	55	54
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	10	9
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	50	53
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	35	35
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	55	58
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	55	53
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	130	137
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	120	122
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	60	61
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	70	71
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25	23
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2047	45	48
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	30	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2048	60	64
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	95	97
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	235	245
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	60	63
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	85	76

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	95	99
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	90	96
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	155	136
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	80	71
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2054	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	40	35
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	100	107
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	110	123
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	50	55
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	110	121
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	80	84
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	105	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	50	53
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	170	180
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	55	59
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	155	144
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	20	19
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	55	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	145	150
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	50	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	40	42
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	50	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	25	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	110	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	60	37
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	75	55
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	90	81
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	105	94
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	245	251
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	50	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	15	14
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	100	107
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	100	104
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	65	58
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	60	61
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	115	119
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	50	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	25	25
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	200	204
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	100	103
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	50	53
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	50	46
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2048	60	62
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	35	36
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	75	78
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	45	41
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2053	100	102
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	60	53
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	90	92
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	65	56
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	100	103
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	185	169
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	100	102
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	77
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	77
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	105	108
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	175	165
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	35	36
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	125	108
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	210	215
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	15	14
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	50	57
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	75	85
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	20	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	165	183
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	75	82
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	20	21
					84,380
North Carolina (0.4%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	50	36
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	65	62
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	10	9
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	80	83
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	25	26
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/2048	40	41
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/2052	25	23
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2047	45	43
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2052	50	46
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	50	52
	Guilford County NC GO	4.000%	3/1/2043	35	34
	Guilford County NC GO	4.000%	3/1/2044	100	97
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	50	23
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	100	42
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	175	70
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2046	100	38
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2049	150	48
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	60	61
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2041	15	14
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	115	116
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2050	115	36
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2051	75	22
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	45	45
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	25	6
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2054	130	130
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2055	75	67
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	80	81
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/2053	30	27
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	25	20
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	20	15
					1,413
North Dakota (0.0%)
[1]	University of North Dakota COP	3.000%	6/1/2061	75	49
Ohio (1.2%)
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	105	113
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	50	49
[2]	Bedford City School District GO	5.500%	12/1/2055	75	78
[2]	Berea City School District GO	4.000%	12/1/2053	60	52
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	5	5
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	25	26
	Cuyahoga County OH GO	5.250%	12/1/2056	10	10
	Cuyahoga County OH GO	5.500%	12/1/2061	100	107
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	50	51
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	40	40
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2037	110	122
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2050	135	139
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	50	51
[3]	Kettering City School District GO	5.500%	10/1/2063	50	52
[3]	Kettering City School District GO	5.500%	10/1/2063	150	155
	Miami University OH College & University Revenue	5.000%	9/1/2041	30	30
	North Ridgeville City School District GO	4.500%	12/1/2061	10	9
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	70	70
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	100	87
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2048	50	51
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	125	129
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	50	49
	Ohio State University College & University Revenue	3.000%	12/1/2044	100	78
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	45	48
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.000%	12/1/2048	50	46
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/2056	100	92
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	185	122
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	110	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	75	80
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	180	101
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2041	75	40
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	145	73
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	160	77
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	55	51
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	50	51
	Ohio University College & University Revenue	5.000%	12/1/2044	50	50
	Ohio University College & University Revenue	4.000%	12/1/2047	10	9
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/2046	40	42
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	85	88
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	50	55
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	35	37
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	220	236
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	25	27
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	155	165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	45	47
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2047	50	52
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	20	21
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	95	102
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	65	69
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2046	65	69
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2046	75	81
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	10	11
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	4.375%	12/1/2058	15	14
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	35	35
	Shaker Heights City School District GO	5.250%	12/15/2059	105	108
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	5	5
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	80	82
	University of Cincinnati College & University Revenue	5.000%	6/1/2049	40	41
	University of Cincinnati College & University Revenue	5.250%	6/1/2054	30	31
	Worthington City School District GO	5.500%	12/1/2054	100	105
					4,022
Oklahoma (0.7%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	80	75
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/2042	90	91
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	30	33
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	50	54
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	60	64
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	35	37
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	55	57
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	10	9
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	80	78
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2055	85	87
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/2049	5	5
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/2054	35	36
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	75	80
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/2041	65	54
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	60	66
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	50	54
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	65	70
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	5	5
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	5	5
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	25	23
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2047	10	11
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	65	60
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2050	205	217
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	100	97
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	110	116
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	275	295
[1]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	70	66
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	300	308
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/2051	50	51
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.250%	4/1/2050	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2049	35	36
					2,376
Oregon (0.5%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	270	176
	Deschutes Public Library District GO	3.000%	12/1/2041	150	126
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2048	15	16
	Multnomah County School District No. 1J Portland GO	4.500%	6/15/2055	50	48
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	35	15
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	355	98
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	10	10
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	55	59
	Oregon City School District No. 62 GO	5.000%	6/15/2049	270	272
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	50	52
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	65	67
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	100	107
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	10	11
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2039	10	6
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	280	287
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	75	39
	University of Oregon College & University Revenue	5.000%	4/1/2046	10	11
	University of Oregon College & University Revenue	5.000%	4/1/2050	135	139
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	5	5
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	50	32
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	50	25
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	50	20
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	200	68
					1,689
Pennsylvania (3.1%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2056	10	10
	Allegheny County PA GO	5.000%	11/1/2041	230	231
	Allegheny County PA GO	5.000%	12/1/2054	25	26
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	10	9
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	60	54
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	25	26
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	220	223
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	135	123
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	50	45
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	35	35
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	25	20
	Commonwealth of Pennsylvania GO	5.000%	9/1/2037	45	49
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	70	70
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	50	54
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	90	86
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	90	67
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	35	26
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	70	52
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	95	93
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	65	63
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	60	42
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	90	87
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	105	101
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	65	64
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	85	92
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	105	101
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	70	67
	Commonwealth of Pennsylvania GO	5.000%	4/1/2043	100	107
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	50	48
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	70	67
	Commonwealth of Pennsylvania GO	4.250%	4/1/2046	75	73
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	50	50
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	75	77
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	50	54
[1]	Lancaster PA GO	4.000%	11/1/2046	10	9
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	100	101
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	75	77
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	100	89
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	7/1/2053	15	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	30	27
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	30	29
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	245	183
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	65	65
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	10	10
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	75	79
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	50	52
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	75	78
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	40	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	35	38
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	210	210
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	180	180
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	35	34
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	75	78
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	80	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	175	189
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	50	49
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	200	203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	130	139
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	100	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	130	131
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	145	147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	30	32
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	70	66
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	80	82
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	100	103
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	5	5
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	25	23
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	50	46
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	65	68
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	80	83
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	150	151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	105	108
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	40	42
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	70	73
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	70	73
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	31
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	70	63
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	95	97
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	195	171
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/2050	15	14
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	105	107
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5	5
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	40	28
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	110	78
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	60	53
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	60	52
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	35	31
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	55	56
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	115	119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	25	25
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	45	47
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2054	30	31
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	20	21
[4]	Pennsylvania Turnpike Commission Highway Revenue, 5.750% coupon rate effective 12/1/2028	0.000%	12/1/2037	60	61
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	15	15
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	185	189
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	90	93
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	100	103
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	190	193
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	275	279
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2048	30	31
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	88
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	50	43
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	185	189
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	105	106
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	165	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	50	51
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	65	57
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	65	66
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	15	15
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	90	90
	Philadelphia PA GO	5.250%	8/1/2043	50	54
	Philadelphia PA GO	5.250%	8/1/2045	50	54
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2037	10	11
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	60	65
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	75	77
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	50	51
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	60	64
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	45	45
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	150	152
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	50	51
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/2052	15	15
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	20	21
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	40	40
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	35	36
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	50	50
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	20	21
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	75	77
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	15	15
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2056	105	107
[1]	School District of Philadelphia GO	4.000%	9/1/2043	50	47
[1]	School District of Philadelphia GO	3.000%	9/1/2044	135	108
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	75	78
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	15	16
					9,948
Rhode Island (0.0%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2047	100	89
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2053	25	25
					114
South Carolina (1.0%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2049	60	62
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	135	139
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	35	33
	Greenville-Spartanburg Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	30	31
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	40	38
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	10	10
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	55	60
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	125	119
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	75	80
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	95	76
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	55	52
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	15	14
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	180	187
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	75	68
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	5	5
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	45	46
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2049	65	68
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	100	87
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	215	186
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2052	40	41
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	110	112
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	67
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	50	53
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	15	13
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	55	51
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	100
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	80	80
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	100	100
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	110	110
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	200	201
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2046	50	50
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	190	185
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	35	36
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2051	75	76
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	20	20
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2056	100	103
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	25	25
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	55	56
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	100	101
	Spartanburg County SC School District No. 4 GO	5.250%	3/1/2052	30	31
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	15	16
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	50	44
					3,093
South Dakota (0.0%)
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2055	50	52
Tennessee (1.2%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	70	72
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	10	10
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/2064	75	74
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	160	142
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	65	66
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	100	102
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2045	200	214
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2046	200	213
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	60	61
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	5	5
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	4.000%	10/1/2054	15	13
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2054	25	26
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2048	145	152
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2053	150	155
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	100	103
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	115	118
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2049	85	77
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2052	100	102
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	80	71
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	120	121
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	135	138
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2056	50	52
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	145	153
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2037	125	139
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	130	130
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	110	118
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	100	106
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	250	243
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	75	80
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	5	5
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	200	193
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	50	54
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2046	10	10
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	200	208
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	125	130
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	95	97
					3,753
Texas (13.4%)
	Alamo Community College District GO	4.750%	8/15/2050	25	25
[7]	Aldine Independent School District GO	4.000%	2/15/2048	5	5
[7]	Aldine Independent School District GO	4.000%	2/15/2049	85	78
[7]	Aldine Independent School District GO	4.375%	2/15/2051	60	58
[7]	Aldine Independent School District GO	4.000%	2/15/2054	135	119
[7]	Aldine Independent School District GO	4.500%	2/15/2056	40	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Aledo Independent School District GO	3.000%	2/15/2050	70	50
[7]	Alvin TX Independent School District GO	5.250%	2/15/2050	75	79
[7]	Anna Independent School District GO	5.250%	2/15/2055	65	68
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	20	19
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	15	14
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	20	18
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2048	40	35
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	95	68
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	75	53
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	55	50
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2054	45	31
[7]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	55	48
[7]	Arlington TX Independent School District GO	4.000%	2/15/2047	5	5
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	60	55
[7]	Aubrey Independent School District GO	4.000%	2/15/2047	15	14
[7]	Aubrey Independent School District GO	4.000%	2/15/2052	10	9
	Austin Community College District GO	5.000%	8/1/2048	65	67
	Austin Community College District GO	5.250%	8/1/2050	30	31
	Austin Community College District GO	5.250%	8/1/2053	20	21
[7]	Austin Independent School District GO	5.000%	8/1/2038	40	43
[7]	Austin Independent School District GO	5.000%	8/1/2039	70	75
[7]	Austin Independent School District GO	5.000%	8/1/2040	90	95
[7]	Austin Independent School District GO	5.000%	8/1/2041	50	53
[7]	Austin Independent School District GO	4.000%	8/1/2043	45	43
	Austin Independent School District GO	5.000%	8/1/2043	70	73
	Austin Independent School District GO	4.000%	8/1/2048	40	36
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	160	160
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2046	170	170
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2048	40	41
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2049	55	56
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	15	15
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	100	104
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2055	105	107
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2052	15	15
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2053	80	82
[7]	Azle Independent School District GO	4.000%	2/15/2049	50	46
[7]	Azle Independent School District GO	4.000%	2/15/2054	50	44
[7]	Barbers Hill Independent School District GO	4.000%	2/15/2049	75	68
[7]	Barbers Hill Independent School District GO	4.250%	2/15/2054	15	14
[7]	Bastrop Independent School District GO	5.000%	2/15/2048	25	26
[7]	Bastrop Independent School District GO	2.250%	2/15/2051	10	6
[7]	Belton Independent School District GO	4.000%	2/15/2047	5	5
[7]	Belton Independent School District GO	4.000%	2/15/2052	50	44
	Bexar County TX GO	4.000%	6/15/2046	50	46
	Birdville Independent School District GO	4.000%	2/15/2048	75	67
[7]	Birdville Independent School District GO	5.000%	2/15/2048	75	77
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	150	167
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	50	55
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	135	152
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	50	55
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	150	167
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	100	112
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	200	216
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	90	97
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	45	48
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	55	59
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	205	222
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	160	171
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	20	22
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	80	84
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	250	267
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	15	12
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2050	70	75
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	30	19
	Board of Regents of the University of Texas System College & University Revenue	3.250%	8/15/2052	50	37
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2054	75	66
	Board of Regents of the University of Texas System College & University Revenue	4.125%	8/15/2054	110	100
[7]	Canutillo TX Independent School District GO	4.000%	2/15/2049	65	59
[7]	Canutillo TX Independent School District GO	5.250%	2/15/2060	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2048	20	21
[7]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	45	27
[7]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	40	36
[7]	Carrollton-Farmers Branch Independent School District GO	5.250%	2/15/2055	125	130
[7]	Cedar Hill Independent School District GO	4.000%	2/15/2050	40	36
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	95	80
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	75	77
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	50	38
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	50	51
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	100	88
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	55	48
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	100	108
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	35	38
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	50	52
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	20	21
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	5	5
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	25	26
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	20	19
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	25	23
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	60	56
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	70	65
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2049	80	71
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	15	13
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2052	30	27
[7]	Comal Independent School District GO	3.000%	2/15/2039	30	27
[7]	Comal Independent School District GO	4.000%	2/1/2042	100	96
[7]	Comal Independent School District GO	4.000%	2/15/2049	160	143
[7]	Comal Independent School District GO	5.000%	2/1/2050	80	83
[7]	Conroe Independent School District GO	5.000%	2/15/2037	275	302
[7]	Conroe Independent School District GO	5.000%	2/15/2038	65	71
[7]	Conroe Independent School District GO	5.000%	2/15/2039	110	119
[7]	Conroe Independent School District GO	5.000%	2/15/2040	10	11
[7]	Conroe Independent School District GO	5.000%	2/15/2040	40	43
[7]	Conroe Independent School District GO	5.000%	2/15/2041	75	80
[7]	Conroe Independent School District GO	5.000%	2/15/2041	10	11
[7]	Conroe Independent School District GO	5.000%	2/15/2042	150	160
[7]	Conroe Independent School District GO	5.000%	2/15/2043	75	79
[7]	Conroe Independent School District GO	5.000%	2/15/2043	65	69
[7]	Conroe Independent School District GO	5.000%	2/15/2045	125	132
[7]	Conroe Independent School District GO	5.000%	2/15/2046	200	210
[7]	Conroe Independent School District GO	4.000%	2/15/2047	100	93
[7]	Conroe Independent School District GO	5.000%	2/15/2047	5	5
[7]	Conroe Independent School District GO	4.000%	2/15/2049	100	92
[7]	Conroe Independent School District GO	5.000%	2/15/2049	80	83
[7]	Conroe Independent School District GO	4.000%	2/15/2050	50	45
[7]	Corpus Christi Independent School District GO	4.125%	8/15/2053	90	82
[7]	Corpus Christi Independent School District GO	4.000%	8/15/2054	85	75
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	100	90
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	50	51
[1]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	60	63
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/2054	30	26
[7]	Corsicana Independent School District GO	5.000%	2/15/2056	270	276
[7]	Crowley Independent School District GO	5.000%	2/1/2048	105	108
[7]	Crowley Independent School District GO	5.000%	2/1/2049	20	21
[7]	Crowley Independent School District GO	5.250%	2/1/2050	75	79
[7]	Crowley Independent School District GO	4.250%	2/1/2053	55	51
[7]	Crowley Independent School District GO	5.250%	2/1/2053	80	83
[7]	Crowley Independent School District GO	4.250%	2/1/2054	190	177
[7]	Crowley Independent School District GO	5.250%	2/1/2056	110	114
[7]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	110	91
[7]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	30	29
[7]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2045	80	62
[7]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	50	46
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	50	51
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	60	52
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	55	60
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	125	132
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	30	29
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	65	68
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	150	140
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	100	93
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	45	42
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2046	70	64
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2047	65	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	50	53
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	30	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	65	68
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	50	52
[7]	Dallas Independent School District GO	5.000%	2/15/2037	120	133
[7]	Dallas Independent School District GO	5.000%	2/15/2045	5	5
[7]	Dallas Independent School District GO	5.000%	2/15/2048	145	149
[7]	Dallas Independent School District GO	5.000%	2/15/2049	10	10
[7]	Dallas Independent School District GO	5.000%	2/15/2051	50	51
[7]	Dallas Independent School District GO	4.375%	2/15/2056	75	71
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	30	28
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2047	75	78
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2050	10	7
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	50	45
[7]	Denison Independent School District GO	4.000%	8/1/2053	100	89
[7]	Denton Independent School District GO	5.000%	8/15/2036	100	109
[7]	Denton Independent School District GO	5.000%	8/15/2037	75	81
[7]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[7]	Denton Independent School District GO	2.000%	8/15/2048	75	44
[7]	Denton Independent School District GO	4.000%	8/15/2048	30	27
[7]	Denton Independent School District GO	5.000%	8/15/2048	65	67
[7]	Dripping TX Springs Independent School District GO	5.000%	2/15/2050	100	103
[7]	Dripping TX Springs Independent School District GO	5.250%	2/15/2055	25	26
[7]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	15	13
[7]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2052	35	31
[7]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	25	26
	Ector County TX GO	5.000%	2/15/2050	130	134
[7]	El Paso Independent School District GO	4.000%	8/15/2045	5	5
[7]	El Paso Independent School District GO	4.000%	8/15/2048	35	32
	El Paso TX GO	4.000%	8/15/2042	5	5
	El Paso TX GO	5.000%	8/15/2042	50	50
	El Paso TX GO	4.000%	8/15/2045	50	46
	El Paso TX GO	4.000%	8/15/2047	100	89
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	75	69
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2049	20	21
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	10	10
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	25	26
[7]	Elgin Independent School District GO	5.000%	8/1/2054	65	66
[7]	Forney Independent School District GO	5.000%	8/15/2048	50	51
[7]	Forney Independent School District GO	2.000%	2/15/2051	25	14
[7]	Forney Independent School District GO	5.250%	8/15/2055	100	105
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	50	51
	Fort Bend County TX GO	5.250%	3/1/2053	145	151
[1]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2050	30	31
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	25	17
[7]	Fort Bend Independent School District GO	4.000%	8/15/2049	55	50
[7]	Fort Bend Independent School District GO	4.500%	8/15/2056	100	95
[7]	Fort Worth Independent School District GO	4.000%	2/15/2048	30	28
[7]	Fort Worth Independent School District GO	5.000%	2/15/2049	10	10
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	40	36
[7]	Frisco Independent School District GO	5.000%	8/15/2036	10	10
[7]	Garland Independent School District GO	5.000%	2/15/2037	75	81
[7]	Garland Independent School District GO	5.000%	2/15/2038	155	166
[7]	Garland Independent School District GO	5.000%	2/15/2040	70	74
[7]	Garland Independent School District GO	5.000%	2/15/2048	50	51
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	15	13
[7]	Georgetown Independent School District GO	4.125%	8/15/2047	100	94
[7]	Georgetown Independent School District GO	5.250%	2/15/2055	10	10
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	50	52
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2056	65	66
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2042	55	57
[1]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	10	9
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.250%	8/15/2052	60	62
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	30	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	50	51
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	480	488
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	180	164
	Grand Parkway Transportation Corp. Highway Revenue	5.800%	10/1/2046	15	16
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	150	155
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	265	268
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	310	271
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	50	35
	Grayson County TX Junior College District GO	4.000%	2/15/2049	25	22
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	5	4
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2053	5	5
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	25	25
[1]	Greenville TX Waterworks & Sewer System Water Revenue	4.375%	2/15/2054	30	28
[7]	Greenwood Independent School District GO	5.000%	2/15/2049	25	26
[7]	Greenwood Independent School District GO	4.000%	2/15/2054	50	44
	Harris County Flood Control District GO	4.250%	10/1/2047	110	104
	Harris County Flood Control District GO	4.000%	9/15/2048	55	49
	Harris County Hospital District GO	5.000%	2/15/2045	10	11
	Harris County TX GO	4.250%	9/15/2048	70	66
	Harris County TX GO	5.000%	9/15/2048	85	87
	Harris County TX GO	5.000%	9/15/2054	115	117
	Harris County TX GO	5.000%	9/15/2054	85	87
	Harris County TX Highway Revenue	5.000%	8/15/2041	100	100
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	50	53
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	40	37
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	75	68
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2048	145	127
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	100	87
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	10	10
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	40	35
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	110	114
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	150	103
[7]	Hays Consolidated Independent School District GO	2.250%	2/15/2046	65	44
[7]	Hays Consolidated Independent School District GO	4.000%	2/15/2047	75	69
[7]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	100	103
[7]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	100	105
	Hays County TX GO	4.000%	2/15/2042	80	75
	Hays County TX GO	4.500%	2/15/2051	80	76
	Hidalgo County TX GO	4.000%	8/15/2043	200	185
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	85	87
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	25	25
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	15	16
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	10	10
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	120	110
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	20	21
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	20	14
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2047	60	53
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	60	52
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	85	89
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	80	69
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	70	72
	Houston TX GO	5.250%	3/1/2040	15	16
	Houston TX GO	5.000%	3/1/2041	45	48
	Houston TX GO	5.250%	3/1/2042	30	32
	Houston TX GO	5.250%	3/1/2049	185	194
	Houston TX GO	4.125%	3/1/2051	90	80
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2038	50	54
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	50	52
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	140	43
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	75	78
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	50	53
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	50	53
[7]	Humble Independent School District GO	2.250%	2/15/2049	50	32
[7]	Humble Independent School District GO	4.125%	2/15/2049	35	33
[7]	Humble Independent School District GO	4.000%	2/15/2054	30	27
[7]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	10	10
[7]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	25	23
[7]	Hutto Independent School District GO	5.000%	8/1/2049	100	104
[7]	Hutto Independent School District GO	5.000%	8/1/2054	100	102
[2]	Hutto TX GO	4.125%	8/1/2049	80	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hutto TX GO	4.250%	8/1/2054	75	68
[7]	Irving Independent School District GO	5.000%	2/15/2040	75	80
[7]	Irving Independent School District GO	5.000%	2/15/2041	45	48
[7]	Irving Independent School District GO	5.000%	2/15/2043	30	32
[7]	Jarrell Independent School District GO	4.000%	2/15/2054	5	4
[7]	Judson Independent School District GO	4.000%	2/1/2049	55	50
[7]	Judson Independent School District GO	5.000%	2/1/2049	60	62
[7]	Judson Independent School District GO	4.000%	2/1/2053	70	62
[7]	Katy Independent School District GO	4.000%	2/15/2047	25	23
[7]	Katy Independent School District GO	5.000%	2/15/2048	110	113
[7]	Katy Independent School District GO	3.000%	2/15/2051	5	3
[7]	Katy Independent School District GO	4.000%	2/15/2053	50	44
[7]	Katy Independent School District GO	4.000%	2/15/2054	60	53
[7]	Keller TX Independent School District GO	4.000%	2/15/2044	65	61
[7]	Keller TX Independent School District GO	4.000%	2/15/2047	20	18
[7]	Klein Independent School District GO	4.000%	8/1/2040	65	63
[7]	Klein Independent School District GO	4.000%	8/1/2046	10	9
	Lake Travis Independent School District GO	4.000%	2/15/2048	60	56
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	25	24
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	130	116
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	25	26
[7]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	15	11
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2052	65	58
	Lamar Consolidated Independent School District GO	4.000%	2/15/2053	70	60
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	40	41
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	50	44
[7]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	10	7
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	65	66
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	105	110
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/2059	65	66
[7]	Lamar Consolidated Independent School District GO	5.250%	2/15/2059	35	36
[7]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	15	13
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	50	45
[7]	Leander Independent School District GO	5.000%	8/15/2036	50	56
[7]	Leander Independent School District GO	5.000%	8/15/2037	15	17
[7]	Leander Independent School District GO	5.000%	8/15/2039	40	43
[7]	Leander Independent School District GO	5.000%	8/15/2040	25	27
[7]	Leander Independent School District GO	0.000%	8/16/2042	50	23
[7]	Leander Independent School District GO	4.000%	8/15/2049	5	4
[7]	Leander Independent School District GO	5.000%	8/15/2049	15	15
[7]	Leander Independent School District GO	5.000%	8/15/2052	150	152
	Leander TX GO	5.000%	8/15/2055	85	87
[7]	Lewisville Independent School District GO	5.000%	8/15/2036	160	175
[7]	Lewisville Independent School District GO	5.000%	8/15/2039	110	118
[7]	Lewisville Independent School District GO	5.000%	8/15/2040	35	37
[7]	Lewisville Independent School District GO	5.000%	8/15/2042	65	69
[7]	Lewisville Independent School District GO	5.000%	8/15/2043	95	100
[7]	Liberty Hill Independent School District GO	5.000%	2/1/2052	10	10
[7]	Liberty Hill Independent School District GO	5.000%	2/1/2055	85	87
	Little Elm Independent School District GO	4.250%	8/15/2053	30	27
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	15	16
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	50	52
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	40	42
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	45	45
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	25	26
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	95	97
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	250	254
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	150	155
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	50	42
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	50	43
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	20	20
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	25	25
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	10	10
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	50	51
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	40	41
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	35	36
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	15	16
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	170	175
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	15
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	80	81
[7]	Lubbock Independent School District GO	4.500%	2/15/2055	50	48
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	50	45
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	55	47
[7]	Mabank Independent School District GO	4.000%	8/15/2049	100	91
[7]	Mansfield Independent School District GO	5.000%	2/15/2050	100	103
[7]	Mansfield Independent School District GO	4.000%	2/15/2054	100	89
[7]	Mansfield Independent School District GO	5.250%	2/15/2055	95	99
[7]	Medina Valley Independent School District GO	4.500%	2/15/2047	30	30
[7]	Medina Valley Independent School District GO	4.000%	2/15/2053	85	75
[7]	Medina Valley Independent School District GO	5.250%	2/15/2055	75	78
[7]	Medina Valley Independent School District GO	5.250%	2/15/2060	100	104
[7]	Melissa Independent School District GO	4.000%	2/1/2049	5	5
[7]	Mesquite Independent School District GO	5.000%	8/15/2043	50	53
[7]	Mesquite Independent School District GO	5.250%	8/15/2047	10	11
[7]	Mesquite Independent School District GO	4.500%	8/15/2049	100	97
[7]	Midland Independent School District GO	4.000%	2/15/2039	25	25
[7]	Midland Independent School District GO	4.000%	2/15/2041	65	63
[7]	Midland Independent School District GO	4.000%	2/15/2042	5	5
[7]	Midland Independent School District GO	5.000%	2/15/2047	125	131
[7]	Midland Independent School District GO	4.000%	2/15/2054	70	62
[7]	Midlothian Independent School District GO	4.375%	2/15/2056	135	126
[7]	Montgomery Independent School District GO	4.000%	2/15/2048	75	68
[7]	Montgomery Independent School District GO	4.000%	2/15/2053	210	184
[7]	New Braunfels Independent School District GO	2.750%	2/1/2049	90	63
[7]	New Braunfels Independent School District GO	4.000%	2/1/2052	100	89
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	50	43
[7]	New Caney Independent School District GO	4.000%	2/15/2049	75	69
[7]	New Caney Independent School District GO	5.000%	2/15/2053	40	41
[7]	New Caney Independent School District GO	4.000%	2/15/2054	100	88
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	125	114
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	10	8
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2060	20	17
	North Texas Municipal Water District Water Revenue	4.500%	6/1/2055	75	71
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	20	21
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	70	74
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	100	103
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	50	45
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	55	55
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20	18
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	50	48
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	80	87
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	45	48
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	125	126
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	110	110
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	100	92
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	75	80
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	60	60
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	60	42
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2027	15	15
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	5	3
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	35	22
[7]	Northside Independent School District GO	4.000%	8/15/2049	60	55
[7]	Northside Independent School District GO	2.375%	8/15/2051	50	31
[7]	Northside Independent School District GO	4.125%	8/15/2054	100	90
[7]	Northside Independent School District GO	4.375%	8/15/2056	95	89
[7]	Northwest Independent School District GO	4.000%	2/15/2045	65	61
[7]	Northwest Independent School District GO	4.000%	2/15/2047	195	180
[7]	Northwest Independent School District GO	5.000%	2/15/2048	25	26
[7]	Northwest Independent School District GO	5.000%	2/15/2048	175	179
[7]	Northwest Independent School District GO	5.000%	2/15/2049	65	67
[7]	Northwest Independent School District GO	5.000%	2/15/2049	50	52
[7]	Northwest Independent School District GO	5.000%	2/15/2050	150	155
[7]	Northwest Independent School District GO	5.000%	2/15/2055	120	123
[7]	Northwest Independent School District GO	5.250%	2/15/2055	160	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Pasadena Independent School District GO	5.000%	2/15/2048	25	25
	Pearland TX GO	5.250%	9/1/2055	15	15
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	100	102
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	110	121
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	30	33
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2037	250	287
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	50	54
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	100	109
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2038	30	34
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	15	16
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	105	112
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2040	45	52
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	75	80
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	5	5
	Pflugerville Independent School District GO	5.000%	2/15/2048	100	101
	Pflugerville TX GO	4.000%	8/1/2049	25	22
	Pflugerville TX GO	4.125%	8/1/2053	35	31
	Pflugerville TX GO	5.000%	8/1/2053	70	71
	Plano Independent School District GO	5.000%	2/15/2037	80	86
	Plano Independent School District GO	5.000%	2/15/2043	260	272
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	95	86
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	75	77
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2051	55	56
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	50	51
[7]	Princeton Independent School District GO	5.000%	2/15/2050	20	21
[7]	Princeton Independent School District GO	5.250%	2/15/2055	30	31
[7]	Prosper Independent School District GO	4.000%	2/15/2043	5	5
[7]	Prosper Independent School District GO	4.000%	2/15/2047	75	70
[7]	Prosper Independent School District GO	5.000%	2/15/2047	30	31
[7]	Prosper Independent School District GO	4.000%	2/15/2048	120	110
[7]	Prosper Independent School District GO	4.000%	2/15/2049	55	50
[7]	Prosper Independent School District GO	4.000%	2/15/2052	75	67
[7]	Prosper Independent School District GO	4.000%	2/15/2053	90	80
[7]	Prosper Independent School District GO	4.000%	2/15/2054	95	84
[7]	Prosper Independent School District GO	4.000%	2/15/2054	90	80
[7]	Prosper Independent School District GO	4.500%	2/15/2055	150	144
[7]	Prosper Independent School District GO	4.750%	2/15/2055	145	143
[7]	Prosper Independent School District GO	5.250%	2/15/2055	255	267
[7]	Prosper Independent School District GO	5.250%	2/15/2055	50	52
[7]	Richardson Independent School District GO	4.000%	2/15/2046	20	19
[7]	Rockwall Independent School District GO	5.000%	2/15/2052	5	5
[7]	Rockwall Independent School District GO	4.000%	2/15/2053	130	115
[7]	Royse TX City Independent School District GO	5.000%	2/15/2048	115	118
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	30	29
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	100	103
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2046	25	21
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2051	40	32
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	125	117
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	20	18
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15	17
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	10	11
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	55	59
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	160	169
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	35	37
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	45	48
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	150	158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	5	5
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2046	50	53
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	175	156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	70	70
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	135	137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	40	41
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	105	110
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	25	26
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	115	121
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	75	77
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	15	15
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	100	104
[7]	San Antonio TX Independent School District GO	4.000%	2/15/2045	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	San Antonio TX Independent School District GO	5.000%	8/15/2047	30	31
[7]	San Antonio TX Independent School District GO	5.000%	8/15/2048	20	20
[7]	San Antonio TX Independent School District GO	3.000%	8/15/2049	30	22
[7]	San Antonio TX Independent School District GO	5.000%	8/15/2052	15	15
[7]	San Antonio TX Independent School District GO	5.250%	8/15/2056	10	10
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5	6
	San Antonio Water System Water Revenue	5.000%	5/15/2039	60	65
	San Antonio Water System Water Revenue	5.000%	5/15/2043	5	5
	San Antonio Water System Water Revenue	4.000%	5/15/2050	15	13
	San Antonio Water System Water Revenue	5.000%	5/15/2050	25	26
	San Antonio Water System Water Revenue	4.000%	5/15/2051	10	9
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10	10
	San Antonio Water System Water Revenue	5.250%	5/15/2052	55	58
	San Jacinto Community College District GO	4.000%	2/15/2041	30	28
	San Jacinto Community College District GO	5.000%	2/15/2044	120	122
	San Jacinto Community College District GO	4.000%	2/15/2046	70	63
[7]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	100	105
[7]	Sanger Independent School District GO	4.000%	8/15/2047	15	14
[7]	Sanger Independent School District GO	4.000%	8/15/2052	25	22
	Seguin TX GO	5.250%	9/1/2058	50	52
	Seguin TX GO	5.500%	9/1/2059	80	86
	Smith County TX GO	5.000%	8/15/2043	55	57
[7]	Southwest Independent School District GO	5.000%	2/1/2046	55	57
[7]	Southwest Independent School District GO	4.000%	2/1/2053	50	44
	Spring Independent School District GO	5.000%	8/15/2047	100	103
	Spring Independent School District GO	4.000%	8/15/2052	160	138
[7]	Spring Independent School District GO	5.250%	8/15/2055	50	52
	Tarrant County College District GO	4.000%	8/15/2042	25	23
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.250%	9/1/2055	155	143
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/2054	25	22
[7]	Taylor County Wylie Independent School District GO	4.000%	2/15/2049	70	64
[7]	Taylor County Wylie Independent School District GO	4.250%	2/15/2054	75	70
	Temple College GO	3.000%	7/1/2046	20	15
[7]	Terrell TX Independent School District GO	5.250%	8/1/2050	55	58
[7]	Terrell TX Independent School District GO	5.250%	8/1/2055	100	104
	Texas A&M University College & University Revenue	5.000%	5/15/2041	50	53
	Texas A&M University College & University Revenue	5.000%	5/15/2042	55	59
[7]	Texas City TX Independent School District GO	4.000%	8/15/2053	50	44
	Texas GO	5.000%	10/1/2036	200	223
	Texas GO	5.000%	10/1/2039	85	92
	Texas GO	5.000%	10/1/2039	200	218
	Texas GO	5.000%	10/1/2040	110	119
	Texas GO	5.000%	10/1/2041	100	108
	Texas GO	5.000%	10/1/2042	100	108
	Texas GO	5.000%	10/1/2044	150	160
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	15	16
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	125	121
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	50	48
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	140	152
	Texas State University System College & University Revenue	4.000%	3/15/2049	60	54
	Texas State University System College & University Revenue	5.250%	3/15/2056	40	42
	Texas Transportation Commission GO	5.000%	4/1/2046	65	69
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	150	37
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	15	15
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	55	61
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	65	72
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2038	75	82
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2039	65	70
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2042	15	16
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	235	249
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	85	90
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2045	60	63
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	190	197
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	125	132
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	100	105
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	150	160
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	210	211
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	20	20
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	75	75
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	50	51
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	45	46
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	15	13
	Texas Water Development Board Water Revenue	4.000%	10/15/2039	130	128
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	95	98
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	50	47
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	15	15
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	70	66
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	45	43
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	55	55
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	130	133
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	150	143
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	75	69
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	75	70
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	150	141
	Texas Water Development Board Water Revenue	4.750%	10/15/2043	160	164
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	70	65
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	60	63
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	100	106
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	75	70
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	150	150
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	25	25
	Texas Water Development Board Water Revenue	4.000%	10/15/2047	65	58
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	85	80
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	150	155
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	40	36
	Texas Water Development Board Water Revenue	4.875%	10/15/2048	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	100	101
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	225	201
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	95	98
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	185	184
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	95	84
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	110	97
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	65	60
	Texas Water Development Board Water Revenue	5.250%	10/15/2051	25	26
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	135	134
	Texas Water Development Board Water Revenue	2.750%	10/15/2053	35	22
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	110	113
	Texas Water Development Board Water Revenue	4.000%	10/15/2054	20	17
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	225	220
	Texas Water Development Board Water Revenue	4.800%	10/15/2056	100	98
	Texas Water Development Board Water Revenue	5.000%	10/15/2057	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/2058	100	102
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	40	37
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	125	128
[7]	Tyler Independent School District GO	4.000%	2/15/2047	65	59
	University of Houston College & University Revenue	5.000%	2/15/2042	50	52
	University of North Texas System College & University Revenue	5.000%	4/15/2047	110	111
	University of North Texas System College & University Revenue	4.000%	4/15/2050	170	149
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	75	78
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	155	134
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2051	35	30
[7]	Waco Independent School District GO	3.000%	8/15/2052	50	35
	Waco TX GO	5.000%	2/1/2049	70	72
[7]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	50	45
[7]	Waxahachie Independent School District GO	5.000%	2/15/2048	20	21
[7]	Waxahachie Independent School District GO	4.000%	2/15/2049	100	91
[7]	Waxahachie Independent School District GO	4.000%	2/15/2053	65	58
[7]	Waxahachie Independent School District GO	4.250%	2/15/2053	75	70
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	25	26
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	25	25
[7]	Weslaco Independent School District GO	4.125%	2/15/2049	100	93
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	50	40
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	60	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	25	23
[7]	White Settlement Independent School District GO	5.000%	8/15/2055	75	76
[7]	Wichita Falls Independent School District GO	2.375%	2/1/2051	10	6
[7]	Wimberley Independent School District GO	4.750%	8/15/2055	100	99
[7]	Wylie Independent School District GO	3.125%	8/15/2050	10	7
[7]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	80	84
[7]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	25	26
[7]	Ysleta Independent School District GO	4.000%	8/15/2047	10	9
[7]	Ysleta Independent School District GO	4.000%	8/15/2052	55	48
[7]	Ysleta Independent School District GO	4.250%	8/15/2056	20	18
					43,730
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	40	43
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	45	48
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	145	155
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	90	95
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	145	154
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	60	63
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	10	11
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	55	57
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	15	16
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	45	45
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	205	206
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	50	48
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	30	31
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	15	15
	University of Utah College & University Revenue	5.000%	8/1/2046	55	57
	University of Utah College & University Revenue	5.250%	8/1/2048	35	37
	University of Utah College & University Revenue	4.000%	8/1/2051	25	22
	University of Utah College & University Revenue	5.250%	8/1/2053	25	26
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	65	69
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	30	32
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	250	252
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	50	55
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	30	33
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	115	126
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	85	92
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	35	38
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	200	216
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	55	53
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	100	108
					2,203
Virginia (0.8%)
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	120	120
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	70	69
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	4.000%	7/1/2055	15	13
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	4.000%	4/1/2050	15	14
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	5	5
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	65	67
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	10	10
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	5	5
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	125	113
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2055	100	89
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	90	80
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2060	20	18
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	50	51
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	25	26
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2059	70	73
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	125	127
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	15	16
	Richmond VA Public Utility Water Revenue	4.000%	1/15/2040	90	88
	University of Virginia College & University Revenue	5.000%	4/1/2038	125	126
	University of Virginia College & University Revenue	5.000%	4/1/2042	265	267
	University of Virginia College & University Revenue	2.180%	11/1/2051	170	104
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	35	31
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	55	48
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	80	69
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	25	27
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	5	5
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	55	59
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	35	37
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	25	24
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	25	27
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	95	91
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	50	45
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	75	75
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	50	44
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	60	50
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	10	10
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2037	70	71
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/2048	100	105
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	75	81
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	30	30
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	80	77
	Virginia Resources Authority Miscellaneous Revenue	3.250%	11/1/2046	85	70
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	10	10
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	55	51
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	25	23
					2,651
Washington (3.4%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	65	72
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	100	91
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	50	54
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	20	21
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	30	28
	Douglas County Public Utility District No. 1 Wells Hydroelectric Project Electric Power & Light Revenue	3.000%	9/1/2052	50	36
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	50	52
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	95	100
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	90	97
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	200	208
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	100	112
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	200	215
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	165	179
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	265	278
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	115	112
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	30	32
	Energy Northwest Nuclear Revenue	5.000%	7/1/2043	30	32
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	5	5
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	100	109
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	90	98
	Fircrest Properties Lease (Abatement) Revenue	5.500%	6/1/2049	70	74
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	55	57
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	150	161
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	130	139
	King County School District No. 210 Federal Way GO	3.000%	12/1/2038	80	69
	King County WA Sewer Revenue	5.000%	7/1/2037	5	6
	King County WA Sewer Revenue	4.000%	7/1/2038	25	25
	King County WA Sewer Revenue	4.000%	7/1/2039	85	83
	King County WA Sewer Revenue	4.000%	7/1/2040	50	49
	King County WA Sewer Revenue	4.000%	7/1/2045	35	34
	King County WA Sewer Revenue	5.000%	7/1/2049	125	125
	King County WA Sewer Revenue	4.000%	1/1/2052	65	58
	Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2041	200	194
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	50	52
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	20	22
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/2041	45	48
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/2042	55	59
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	95	88

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	5	5
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	145	133
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2047	100	93
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	90	93
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2048	40	41
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	20	18
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2052	50	51
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	95	97
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	55	58
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	55	59
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	75	81
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	100	101
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10	10
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2040	110	110
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2049	15	15
Tacoma WA Electric System Electric Power & Light Revenue	2.500%	1/1/2051	60	38
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2054	15	15
Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	80	83
University of Washington College & University Revenue	5.000%	7/1/2041	150	160
University of Washington College & University Revenue	3.125%	7/1/2042	40	33
University of Washington College & University Revenue	5.250%	12/1/2046	70	70
Washington GO	5.000%	8/1/2036	30	33
Washington GO	5.000%	8/1/2036	50	55
Washington GO	5.000%	8/1/2036	40	44
Washington GO	5.000%	8/1/2036	30	30
Washington GO	5.000%	8/1/2036	15	17
Washington GO	5.000%	2/1/2037	90	97
Washington GO	5.000%	2/1/2037	30	33
Washington GO	5.000%	7/1/2037	10	11
Washington GO	5.000%	8/1/2037	100	104
Washington GO	5.000%	8/1/2037	15	16
Washington GO	5.000%	8/1/2037	60	66
Washington GO	5.000%	8/1/2037	100	111
Washington GO	5.000%	8/1/2037	25	28
Washington GO	5.000%	2/1/2038	10	11
Washington GO	5.000%	2/1/2038	70	76
Washington GO	5.000%	2/1/2038	35	38
Washington GO	5.000%	2/1/2038	60	61
Washington GO	5.000%	8/1/2038	90	95
Washington GO	5.000%	8/1/2038	60	64
Washington GO	5.000%	8/1/2038	25	26
Washington GO	5.000%	8/1/2038	100	109
Washington GO	5.000%	8/1/2038	15	17
Washington GO	5.000%	2/1/2039	125	135
Washington GO	5.000%	2/1/2039	15	16
Washington GO	5.000%	6/1/2039	50	52
Washington GO	5.000%	8/1/2039	55	59
Washington GO	5.000%	8/1/2039	95	98
Washington GO	5.000%	8/1/2039	200	220
Washington GO	5.000%	2/1/2040	25	26
Washington GO	5.000%	2/1/2040	160	172
Washington GO	5.000%	8/1/2040	100	104
Washington GO	5.000%	8/1/2040	15	16
Washington GO	5.000%	8/1/2040	50	50
Washington GO	5.000%	8/1/2040	25	27
Washington GO	5.000%	8/1/2040	125	137
Washington GO	5.000%	2/1/2041	70	73
Washington GO	5.000%	2/1/2041	25	26
Washington GO	5.000%	2/1/2041	55	55
Washington GO	5.000%	2/1/2041	105	113
Washington GO	5.000%	6/1/2041	270	281
Washington GO	5.000%	8/1/2041	70	73
Washington GO	5.000%	8/1/2041	70	75
Washington GO	5.000%	2/1/2042	10	10
Washington GO	5.000%	2/1/2042	115	119
Washington GO	5.000%	2/1/2042	65	65
Washington GO	5.000%	2/1/2042	100	104
Washington GO	5.000%	2/1/2042	15	16
Washington GO	5.000%	8/1/2042	15	16
Washington GO	5.000%	8/1/2042	55	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/2042	25	26
	Washington GO	5.000%	8/1/2042	10	10
	Washington GO	5.000%	8/1/2042	55	59
	Washington GO	5.000%	8/1/2042	15	16
	Washington GO	5.000%	2/1/2043	25	26
	Washington GO	5.000%	2/1/2043	20	21
	Washington GO	5.000%	8/1/2043	60	62
	Washington GO	5.000%	8/1/2043	85	88
	Washington GO	5.000%	8/1/2043	100	106
	Washington GO	5.000%	8/1/2043	175	184
	Washington GO	5.000%	8/1/2043	120	129
	Washington GO	5.000%	8/1/2043	150	162
	Washington GO	5.000%	2/1/2044	10	11
	Washington GO	5.000%	2/1/2044	100	107
	Washington GO	5.000%	8/1/2044	55	58
	Washington GO	5.000%	2/1/2045	50	51
	Washington GO	5.000%	2/1/2045	55	58
	Washington GO	5.000%	2/1/2045	10	10
	Washington GO	5.000%	2/1/2045	145	154
	Washington GO	5.000%	2/1/2045	60	63
	Washington GO	5.000%	8/1/2045	105	111
	Washington GO	5.000%	8/1/2045	25	26
	Washington GO	5.000%	2/1/2046	50	52
	Washington GO	5.000%	2/1/2046	65	68
	Washington GO	5.000%	8/1/2046	90	94
	Washington GO	5.000%	8/1/2046	35	36
	Washington GO	5.000%	8/1/2046	25	26
	Washington GO	5.000%	8/1/2046	5	5
	Washington GO	5.000%	2/1/2047	50	52
	Washington GO	5.000%	2/1/2047	90	94
	Washington GO	5.000%	8/1/2047	30	31
	Washington GO	5.000%	2/1/2048	50	52
	Washington GO	5.000%	2/1/2048	200	207
	Washington GO	5.000%	2/1/2048	50	52
	Washington GO	5.000%	8/1/2048	50	52
	Washington GO	5.000%	6/1/2049	5	5
	Washington GO	5.000%	2/1/2050	100	104
	Washington GO	5.000%	8/1/2050	100	104
	Washington GO	5.000%	2/1/2051	100	104
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	120	119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	100	98
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	25	17
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	85	67
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	60	47
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	50	48
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	100	91
					11,138
West Virginia (0.2%)
	West Virginia GO	4.000%	12/1/2042	175	168
	West Virginia GO	5.000%	12/1/2043	50	51
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	15	15
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	150	139
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	20	21
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	100	89
					483
Wisconsin (0.2%)
	Mount Pleasant WI Tax Increment/Allocation Revenue	5.000%	4/1/2048	50	51
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	28	28
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	35	36
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	110	110
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	100	39
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	50	20
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	125	36
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	230	51
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	150	25
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	400	67
	Wisconsin GO	5.000%	5/1/2037	20	22
	Wisconsin GO	5.000%	5/1/2038	50	55
	Wisconsin GO	5.000%	5/1/2038	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	50	50
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	70	63
					764
Total Tax-Exempt Municipal Bonds (Cost $326,294)					323,407
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[8]	Vanguard Municipal Low Duration Fund (Cost $1,555)	2.621%		155,537	1,555
Total Investments (99.7%) (Cost $327,849)					324,962
Other Assets and Liabilities—Net (0.3%)					1,119
Net Assets (100%)					326,081
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	323,407	—	323,407
Temporary Cash Investments	1,555	—	—	1,555
Total	1,555	323,407	—	324,962